Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, March 31, 2020 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
Alabama Community College System:
3.500%, 11/01/2024 (Insured by BAM)	$1,010,000.00	$1,092,113.00
3.500%, 11/01/2025 (Insured by BAM)	1,100,000	1,202,542
5.000%, 10/01/2028 (Callable 10/01/2026)(Insured by AGM)	310,000	374,598
Black Belt Energy Gas District:
4.000%, 07/01/2046 (Callable 03/01/2021)(Mandatory Tender Date 06/01/2021) (1)	130,000	131,440
4.000%, 08/01/2047 (Callable 04/01/2022)(Mandatory Tender Date 07/01/2022) (1)	1,005,000	1,025,452
Chilton County Health Care Authority,
4.000%, 11/01/2020	780,000	789,766
City of Birmingham AL:
5.000%, 03/01/2037 (Callable 03/01/2023) (5)	30,000	32,733
5.000%, 03/01/2040 (Callable 09/01/2025) (5)	185,000	214,123
5.000%, 03/01/2043 (Callable 03/01/2023) (5)	1,935,000	2,100,365
5.000%, 03/01/2045 (Callable 09/01/2025) (5)	1,175,000	1,351,485
City of Pell City AL Special Care Facilities Financing Authority,
5.000%, 12/01/2031 (Callable 12/01/2021)	1,000,000	1,052,160
City of Troy AL,
5.000%, 07/01/2031 (Callable 07/01/2025)(Insured by BAM)	555,000	639,976
County of Jefferson AL:
0.000%, 10/01/2025 (Callable 10/01/2023)(Insured by AGM)	1,000,000	874,190
5.000%, 09/15/2029 (Callable 03/15/2027)	570,000	691,176
0.000%, 10/01/2033 (Callable 10/01/2023)(Insured by AGM)	110,000	55,703
0.000%, 10/01/2034 (Callable 10/01/2023)(Insured by AGM)	480,000	224,832
Homewood Educational Building Authority:
4.000%, 12/01/2033 (Callable 12/01/2029)	785,000	878,124
4.000%, 12/01/2034 (Callable 12/01/2029)	255,000	283,032
4.000%, 12/01/2035 (Callable 12/01/2029)	160,000	176,901
Jasper Water Works & Sewer Board, Inc.,
5.000%, 06/01/2024 (Callable 06/01/2021)	200,000	208,410
Lauderdale County Agriculture Center Authority,
4.000%, 07/01/2034 (Callable 07/01/2024)	1,235,000	1,327,798
Leeds Public Educational Building Authority,
4.000%, 04/01/2034 (Callable 10/01/2025)(Insured by AGM)	450,000	498,190
UAB Medicine Finance Authority,
4.000%, 09/01/2038 (Callable 09/01/2029)	500,000	566,280
Total Alabama (Cost $15,516,998)		15,791,389	3.0%

Alaska
Alaska Housing Finance Corp.,
5.000%, 12/01/2029 (Callable 06/01/2024)	225,000	254,725
Alaska Industrial Development & Export Authority:
3.500%, 12/01/2020 (Callable 05/01/2020)	1,250,000	1,251,550
4.000%, 10/01/2034 (Callable 10/01/2029)	1,585,000	1,793,269
Alaska Municipal Bond Bank Authority,
5.000%, 08/01/2027 (Callable 08/01/2023)	500,000	554,130
City of Valdez AK,
5.000%, 01/01/2021	435,000	439,619
Total Alaska (Cost $4,195,120)		4,293,293	0.8%

Arizona
Arizona Health Facilities Authority,
5.250%, 03/01/2039 (Callable 03/01/2021)	170,000	173,645
Arizona Industrial Development Authority:
3.375%, 07/01/2021 (3)	365,000	359,795
2.500%, 05/01/2022 (Insured by AGM) (3)	6,454,386	6,474,846
4.000%, 07/01/2023 (Insured by SD CRED PROG)	115,000	120,073
4.000%, 07/01/2023 (Insured by SD CRED PROG)	100,000	104,411
4.000%, 07/01/2024 (Insured by SD CRED PROG)	200,000	210,758
4.000%, 07/01/2025 (Insured by SD CRED PROG)	100,000	106,376
4.000%, 07/01/2026 (Insured by SD CRED PROG)	100,000	107,168
5.000%, 05/01/2028	270,000	291,179
4.625%, 08/01/2028 (3)	1,160,000	1,139,874
Arizona State University,
5.000%, 07/01/2029 (Callable 07/01/2024)	150,000	171,973
City of El Mirage AZ,
5.000%, 07/01/2026 (Callable 07/01/2020)	400,000	403,572
City of Tucson AZ,
5.000%, 07/01/2032 (Callable 07/01/2025)	500,000	585,545
Kyrene Elementary School District No. 28,
4.000%, 07/01/2033 (Callable 07/01/2025)	1,500,000	1,657,650
Maricopa County Industrial Development Authority,
2.625%, 07/01/2021	115,000	112,668
Town of Marana AZ:
4.000%, 07/01/2036 (Callable 07/01/2027)	350,000	393,922
4.000%, 07/01/2037 (Callable 07/01/2027)	500,000	561,300
Total Arizona (Cost $12,866,300)		12,974,755	2.4%

Arkansas
Arkansas Technical University,
4.000%, 06/01/2028 (Callable 06/01/2023)	1,025,000	1,102,756
City of Conway AR,
5.000%, 10/01/2035 (Callable 04/01/2024)	185,000	210,419
City of Fayetteville AR:
1.750%, 11/01/2032 (Callable 11/01/2026)	1,500,000	1,536,435
3.050%, 01/01/2047 (Callable 01/01/2027)	905,000	932,476
City of Heber Springs AR,
3.000%, 11/01/2034 (Callable 11/01/2024)(Insured by BAM)	685,000	706,461
City of Hot Springs AR,
4.000%, 12/01/2030 (Callable 12/01/2023)(Insured by BAM)	540,000	586,867
City of Little Rock AR:
2.375%, 04/01/2028 (Callable 10/01/2022)	900,000	919,755
4.000%, 10/01/2031 (Callable 10/01/2025)	105,000	117,760
4.000%, 10/01/2033 (Callable 10/01/2025)	210,000	232,724
City of Lonoke AR:
5.000%, 06/01/2025	210,000	245,868
4.000%, 06/01/2028 (Callable 06/01/2025)	50,000	56,177
City of Magnolia AR,
3.200%, 08/01/2033 (Callable 08/01/2024)(Insured by BAM)	1,085,000	1,128,563
City of Marion AR,
2.900%, 09/01/2047 (Callable 09/01/2027)	265,000	269,993
City of Maumelle AR:
4.000%, 08/01/2026 (Callable 08/01/2025)	25,000	28,305
4.000%, 08/01/2028 (Callable 08/01/2025)	290,000	327,135
4.000%, 08/01/2029 (Callable 08/01/2025)	700,000	787,969
4.000%, 08/01/2030 (Callable 08/01/2025)	325,000	365,095
City of North Little Rock AR:
4.000%, 11/01/2028 (Callable 05/01/2027)	645,000	751,367
4.000%, 11/01/2030 (Callable 05/01/2027)	650,000	738,660
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	820,000	851,291
City of Rogers AR,
3.250%, 11/01/2043 (Callable 11/01/2026)	1,785,000	1,875,339
City of Russellville AR,
4.000%, 07/01/2028 (Callable 07/01/2025)(Insured by AGM)	325,000	365,709
City of Sherwood AR,
3.050%, 12/01/2043 (Callable 12/01/2026)	595,000	620,430
City of Springdale AR,
3.000%, 04/01/2043 (Callable 04/01/2024)(Insured by BAM)	1,200,000	1,225,200
Conway Health Facilities Board,
5.000%, 08/01/2029 (Callable 08/01/2026)	360,000	415,451
Jackson County Special School District,
1.500%, 02/01/2024 (Callable 08/01/2022)(Insured by ST AID)	60,000	59,971
National Park College District,
3.000%, 05/01/2025 (Callable 11/01/2024)	235,000	245,732
Southern Arkansas University:
4.000%, 03/01/2025 (Insured by AGM)	415,000	462,140
4.000%, 03/01/2026 (Callable 03/01/2025)(Insured by AGM)	520,000	577,418
4.000%, 03/01/2026 (Callable 03/01/2025)(Insured by AGM)	270,000	298,736
4.000%, 03/01/2027 (Callable 03/01/2025)(Insured by AGM)	545,000	604,192
4.000%, 03/01/2027 (Callable 03/01/2025)(Insured by AGM)	275,000	303,911
4.000%, 03/01/2028 (Callable 03/01/2025)(Insured by AGM)	165,000	182,624
4.000%, 03/01/2028 (Callable 03/01/2025)(Insured by AGM)	100,000	110,185
University of Central Arkansas:
4.000%, 11/01/2027 (Callable 11/01/2025)(Insured by BAM)	340,000	384,727
4.000%, 11/01/2028 (Callable 11/01/2025)(Insured by BAM)	250,000	281,863
4.000%, 11/01/2031 (Callable 11/01/2025)(Insured by BAM)	885,000	977,040
Total Arkansas (Cost $20,180,535)		20,886,744	3.9%

California
Acalanes Union High School District:
0.000%, 08/01/2028 (5)	105,000	109,563
0.000%, 08/01/2032 (5)	340,000	403,267
0.000%, 08/01/2035 (Callable 08/01/2029) (5)	150,000	167,744
0.000%, 08/01/2039 (Callable 08/01/2029) (5)	125,000	138,425
Bay Area Toll Authority,
1.840%, 04/01/2045 (SIFMA Municipal Swap Index + 1.100%) (Callable 10/01/2023)(Mandatory Tender Date 04/01/2024) (2)	650,000	661,310
Beaumont Unified School District,
0.000%, 08/01/2041 (Pre-refunded to 08/01/2026)(Insured by AGM) (5)	90,000	112,621
Burbank Unified School District,
0.000%, 02/01/2038 (Callable 08/01/2028) (5)	210,000	215,248
California Health Facilities Financing Authority:
5.000%, 04/01/2020	300,000	300,000
5.250%, 03/01/2041 (Callable 03/01/2021)	135,000	137,881
California Municipal Finance Authority:
5.000%, 08/01/2023	400,000	417,152
5.000%, 08/01/2024	400,000	420,612
5.000%, 10/01/2026	300,000	327,549
5.000%, 08/01/2034 (Callable 08/01/2029)	825,000	847,861
4.000%, 01/01/2048 (Callable 01/01/2028)	200,000	221,166
California Public Finance Authority:
5.000%, 10/15/2020	180,000	182,786
5.000%, 10/15/2021	200,000	208,732
California Statewide Communities Development Authority,
2.440%, 04/01/2028 (Insured by NATL) (1)(7)	700,000	700,000
Calipatria California Unified School District,
0.000%, 08/01/2026	100,000	86,165
Campbell Union School District,
0.000%, 08/01/2035 (Callable 08/01/2026) (5)	380,000	439,136
Carlsbad Unified School District,
0.000%, 08/01/2031 (5)	115,000	148,053
Chawanakee Unified School District:
4.000%, 08/01/2026 (Insured by BAM) (5)	110,000	126,432
4.000%, 08/01/2027 (Callable 08/01/2026)(Insured by BAM) (5)	100,000	114,702
4.000%, 08/01/2028 (Callable 08/01/2026)(Insured by BAM) (5)	75,000	85,738
4.000%, 08/01/2029 (Callable 08/01/2026)(Insured by BAM) (5)	80,000	91,073
City of Redding CA,
12.842%, 07/01/2022 (ETM)(Insured by NATL) (1)(7)	85,000	85,000
Colton Joint Unified School District,
0.000%, 08/01/2035 (Callable 08/01/2026)(Insured by AGM) (5)	300,000	349,086
Denair Unified School District,
0.000%, 08/01/2031 (Insured by AGM) (5)	130,000	164,694
Desert Hot Springs Redevelopment Agency Successor Agency,
5.000%, 09/01/2029 (Callable 09/01/2027)(Insured by BAM)	300,000	371,307
East Bay Municipal Utility District,
5.000%, 06/01/2033 (Callable 06/01/2024)	475,000	544,345
El Rancho Unified School District,
0.000%, 08/01/2034 (Callable 08/01/2028)(Insured by AGM) (5)	475,000	546,107
Encinitas Union School District,
0.000%, 08/01/2031 (5)	105,000	130,503
Enterprise Elementary School District,
0.000%, 08/01/2035 (Callable 08/01/2031) (5)	155,000	208,311
Escondido Union High School District,
0.000%, 08/01/2034 (Insured by AGC) (5)	165,000	260,980
Fresno Joint Powers Financing Authority,
5.000%, 04/01/2027 (Insured by AGM)	305,000	377,020
Golden State Tobacco Securitization Corp.,
5.000%, 06/01/2022	365,000	388,448
Imperial Community College District,
0.000%, 08/01/2040 (Pre-refunded to 08/01/2030)(Insured by AGM) (5)	140,000	205,968
Lake Elsinore Redevelopment Agency Successor Agency,
5.000%, 09/01/2027 (Callable 09/01/2025)(Insured by BAM)	275,000	327,484
Lemoore Union High School District,
0.000%, 01/01/2021 (Insured by AMBAC)	100,000	98,875
Long Beach Bond Finance Authority:
5.250%, 11/15/2023	90,000	98,806
5.000%, 11/15/2029	50,000	59,419
Los Alamitos Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2031) (5)	500,000	506,220
Mount Diablo Unified School District,
0.000%, 08/01/2035 (Callable 08/01/2025)(Insured by AGM) (5)	175,000	188,634
Norwalk-La Mirada Unified School District,
0.000%, 08/01/2029 (Insured by AGC) (5)	210,000	249,801
Oak Park Unified School District:
0.000%, 08/01/2031 (5)	110,000	144,269
0.000%, 08/01/2038 (Callable 08/01/2031)(Insured by AGM) (5)	110,000	150,934
Pajaro Valley Unified School District:
5.000%, 08/01/2032 (Callable 04/21/2020)(Insured by BAM)	300,000	300,507
5.000%, 08/01/2033 (Callable 04/21/2020)(Insured by BAM)	300,000	300,501
Palomar Community College District,
0.000%, 08/01/2039 (Callable 08/01/2035) (5)	140,000	166,239
Redondo Beach Unified School District,
6.375%, 08/01/2034 (Callable 08/01/2026) (5)	590,000	751,477
Reef-Sunset Unified School District,
0.000%, 08/01/2033 (Callable 08/01/2026)(Insured by BAM) (5)	200,000	214,472
Richmond Joint Powers Financing Authority,
5.500%, 11/01/2029 (Callable 11/01/2025)	300,000	359,292
Rio Hondo Community College District:
0.000%, 08/01/2042 (Callable 08/01/2034) (5)	145,000	180,460
0.000%, 08/01/2042 (Callable 08/01/2034) (5)	325,000	410,332
Riverside County Redevelopment Successor Agency,
0.000%, 10/01/2041 (Callable 10/01/2026)(Insured by BAM) (5)	100,000	110,185
Sacramento City Unified School District,
5.000%, 07/01/2025 (Callable 07/01/2024)	505,000	571,185
San Diego Unified School District,
4.000%, 07/01/2032 (Callable 07/01/2026)	300,000	339,735
San Jacinto Unified School District:
3.000%, 09/01/2028 (Insured by BAM) (6)	400,000	407,776
3.000%, 09/01/2031 (Callable 09/01/2030)(Insured by BAM) (6)	350,000	352,362
3.125%, 09/01/2034 (Callable 09/01/2030)(Insured by BAM) (6)	575,000	578,933
San Leandro Unified School District,
0.000%, 08/01/2039 (Callable 08/01/2028)(Insured by AGC) (5)	1,565,000	1,489,880
San Mateo Foster City School District,
0.000%, 08/01/2026 (5)	75,000	80,176
Santa Barbara Unified School District,
0.000%, 08/01/2036 (Callable 08/01/2033) (5)	470,000	623,963
Santa Paula Union High School District,
0.000%, 08/01/2037 (Callable 08/01/2027) (5)	80,000	85,262
Savanna School District,
0.000%, 08/01/2047 (Callable 08/01/2029)(Insured by AGM) (5)	680,000	698,639
School District of Belmont-Redwood Shores CA,
0.000%, 08/01/2031 (Callable 08/01/2026) (5)	100,000	116,832
Sebastopol Union School District,
0.000%, 08/01/2042 (Callable 08/01/2031)(Insured by AGM) (5)	135,000	125,422
Solano County Community College District:
0.000%, 08/01/2027 (Callable 08/01/2025) (5)	215,000	219,964
0.000%, 08/01/2028 (Callable 08/01/2025) (5)	80,000	81,594
0.000%, 08/01/2030 (Callable 08/01/2025) (5)	150,000	151,907
0.000%, 08/01/2041 (Callable 08/01/2028) (5)	325,000	346,820
Summerville Union High School District,
0.000%, 08/01/2033 (Callable 08/01/2028)(Insured by BAM) (5)	25,000	25,665
Temecula Valley Unified School District,
4.500%, 08/01/2035 (Callable 08/01/2024)(Insured by BAM) (5)	200,000	221,674
West Hills Community College District,
0.000%, 08/01/2035 (Callable 08/01/2027)(Insured by AGM) (5)	50,000	54,145
Westside Union School District,
0.000%, 08/01/2028	160,000	135,762
Wiseburn School District,
0.000%, 08/01/2036 (Callable 08/01/2031)(Insured by AGM) (5)	50,000	53,056
Total California (Cost $20,382,610)		21,673,644	4.1%

Colorado
Board of Governors of Colorado State University System,
5.000%, 03/01/2032 (Callable 03/01/2027)	125,000	151,515
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038 (Callable 06/01/2025)(Insured by ST AID)	2,000,000	2,334,040
Bromley Park Metropolitan District No. 2,
5.000%, 12/01/2023 (Insured by BAM)	225,000	252,364
Canterberry Crossing Metropolitan District II:
5.000%, 12/01/2030 (Callable 12/01/2028)(Insured by AGM)	235,000	295,209
5.000%, 12/01/2031 (Callable 12/01/2028)(Insured by AGM)	250,000	313,163
5.000%, 12/01/2032 (Callable 12/01/2028)(Insured by AGM)	530,000	662,325
City & County of Denver CO:
0.000%, 08/01/2030 (Callable 08/01/2026)	500,000	381,675
0.000%, 08/01/2031 (Callable 08/01/2026)	150,000	109,068
0.000%, 08/01/2032 (Callable 08/01/2026)	335,000	232,798
City of Commerce City CO:
5.000%, 12/15/2028 (Callable 12/15/2027)(Insured by AGM)	100,000	124,064
5.000%, 12/15/2029 (Callable 12/15/2027)(Insured by AGM)	310,000	383,557
5.000%, 12/15/2030 (Callable 12/15/2027)(Insured by AGM)	500,000	616,795
City of Fort Lupton CO:
5.000%, 12/01/2027 (Insured by AGM)	75,000	93,848
5.000%, 12/01/2028 (Callable 12/01/2027)(Insured by AGM)	210,000	262,040
5.000%, 12/01/2029 (Callable 12/01/2027)(Insured by AGM)	250,000	311,105
5.000%, 12/01/2030 (Callable 12/01/2027)(Insured by AGM)	350,000	434,259
City of Sheridan CO,
5.000%, 12/01/2042 (Callable 12/01/2025)	1,130,000	1,315,749
Colorado Educational & Cultural Facilities Authority:
5.000%, 10/01/2020	400,000	406,508
4.000%, 11/15/2021	475,000	490,751
4.000%, 11/15/2022	445,000	461,977
4.000%, 12/15/2025	1,340,000	1,395,128
4.000%, 04/01/2028	540,000	586,748
5.000%, 06/01/2029 (Callable 06/01/2024)	120,000	131,646
5.000%, 08/15/2030 (Callable 08/15/2024)	500,000	553,620
5.000%, 06/01/2031 (Callable 06/01/2024)	40,000	43,788
5.000%, 08/15/2034 (Callable 08/15/2024)	1,000,000	1,099,130
Colorado Health Facilities Authority:
5.000%, 12/01/2023	90,000	94,157
5.000%, 02/01/2025 (Pre-refunded to 02/01/2021)	100,000	102,649
5.000%, 06/01/2027 (ETM)	750,000	937,477
4.000%, 07/01/2039 (Pre-refunded to 11/09/2022)	20,000	21,303
5.250%, 01/01/2040 (Pre-refunded to 01/01/2023)	200,000	220,050
5.000%, 08/01/2049 (Callable 02/01/2026)(Mandatory Tender Date 08/01/2026) (1)	3,130,000	3,663,196
Colorado Housing & Finance Authority:
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)	375,000	397,511
4.250%, 11/01/2049 (Callable 11/01/2028)(Insured by GNMA)	2,435,000	2,661,991
Colorado School of Mines,
5.000%, 12/01/2029 (Callable 12/01/2027)(Insured by ST AID)	125,000	155,044
County of Moffat CO,
2.000%, 03/01/2036 (Mandatory Tender Date 10/03/2022) (1)	50,000	50,096
Denver City & County School District No. 1:
5.000%, 12/01/2030 (Callable 03/01/2021)	395,000	408,193
5.000%, 12/01/2031 (Callable 03/01/2021)	595,000	614,873
Denver Health & Hospital Authority:
5.000%, 12/01/2025	400,000	466,920
5.000%, 12/01/2027	340,000	413,634
E-470 Public Highway Authority,
1.628%, 09/01/2039 (1 Month LIBOR USD + 1.050%) (Callable 03/01/2021)(Mandatory Tender Date 09/01/2021) (2)	500,000	502,440
El Paso County School District No. 3,
5.000%, 12/01/2030 (Callable 12/01/2022)(Insured by ST AID)	250,000	273,605
Glen Metropolitan District No. 1,
2.500%, 12/01/2025 (Insured by BAM)	110,000	112,941
Grand River Hospital District:
5.250%, 12/01/2030 (Callable 12/01/2028)(Insured by AGM)	350,000	443,453
5.250%, 12/01/2031 (Callable 12/01/2028)(Insured by AGM)	1,190,000	1,503,506
Regional Transportation District,
5.000%, 11/01/2033 (Callable 11/01/2027)	500,000	618,890
Southlands Metropolitan District No. 1,
3.000%, 12/01/2022	183,000	179,547
State of Colorado,
4.000%, 03/15/2030 (Pre-refunded to 03/15/2022)	190,000	198,957
Sterling Hills West Metropolitan District,
5.000%, 12/01/2027	230,000	269,967
Vauxmont Metropolitan District:
5.000%, 12/15/2028 (Callable 12/15/2024)(Insured by AGM)	125,000	144,099
5.000%, 12/15/2029 (Callable 12/15/2024)(Insured by AGM)	125,000	143,846
5.000%, 12/15/2030 (Callable 12/15/2024)(Insured by AGM)	125,000	143,569
5.000%, 12/15/2031 (Callable 12/15/2024)(Insured by AGM)	135,000	154,802
Vista Ridge Metropolitan District:
5.000%, 12/01/2025 (Insured by BAM)	600,000	706,734
5.000%, 12/01/2026 (Insured by BAM)	460,000	554,341
Total Colorado (Cost $28,392,190)		29,600,661	5.6%

Connecticut
City of Hartford CT,
5.000%, 04/01/2027 (Callable 04/01/2023)(Insured by BAM)	550,000	603,828
Connecticut Housing Finance Authority:
4.000%, 11/15/2047 (Callable 11/15/2026)	165,000	174,270
4.000%, 05/15/2049 (Callable 11/15/2028)	1,480,000	1,624,892
Connecticut State Health & Educational Facilities Authority:
5.000%, 11/01/2026 (Callable 11/01/2022)	135,000	147,331
5.000%, 07/01/2030 (Callable 07/01/2021)	50,000	50,165
5.000%, 07/01/2034 (Callable 07/01/2022)	40,000	41,049
State of Connecticut:
5.000%, 04/15/2024	175,000	197,458
5.000%, 10/01/2027 (Callable 10/01/2023)	685,000	760,987
5.000%, 07/15/2030 (Callable 07/15/2023)	225,000	247,297
5.000%, 10/15/2032 (Callable 10/15/2022)	960,000	1,030,589
5.000%, 09/01/2033 (Callable 09/01/2026)	300,000	349,224
University of Connecticut:
5.000%, 01/15/2031 (Callable 01/15/2027)(Insured by AGM)	1,000,000	1,203,570
5.000%, 02/15/2031 (Callable 02/15/2021)	100,000	102,799
Total Connecticut (Cost $6,297,715)		6,533,459	1.2%

District of Columbia
District of Columbia Housing Finance Agency:
2.000%, 09/01/2021 (Mandatory Tender Date 09/01/2020) (1)	825,000	826,642
3.500%, 06/15/2023	300,000	307,974
District of Columbia Water & Sewer Authority,
5.000%, 10/01/2037 (Callable 04/01/2026)	275,000	325,091
Metropolitan Washington Airports Authority:
0.000%, 10/01/2029 (Insured by AGC)	110,000	89,682
5.000%, 10/01/2033 (Callable 10/01/2025)	250,000	287,080
6.500%, 10/01/2041 (Callable 10/01/2026)(Insured by AGC) (5)	355,000	437,463
6.500%, 10/01/2044 (Callable 10/01/2028) (5)	665,000	824,361
6.500%, 10/01/2044 (Callable 10/01/2028)(Insured by AGM) (5)	875,000	1,105,317
Total District of Columbia (Cost $4,090,207)		4,203,610	0.8%

Florida
Capital Trust Agency, Inc.,
5.000%, 12/15/2029 (Callable 06/15/2026)	400,000	434,800
City of Fort Myers FL:
5.000%, 12/01/2029 (Callable 12/01/2025)	475,000	561,754
4.000%, 12/01/2037 (Callable 12/01/2025)	1,000,000	1,081,190
4.000%, 12/01/2038 (Callable 12/01/2025)	500,000	539,500
City of Jacksonville FL,
4.000%, 10/01/2033 (Callable 10/01/2026)	1,895,000	2,086,395
City of Orlando FL:
5.000%, 10/01/2027 (Pre-refunded to 10/01/2020)	100,000	101,939
5.000%, 11/01/2034 (Callable 11/01/2027)(Insured by AGM)	775,000	938,045
City of Tallahassee FL:
5.000%, 12/01/2029 (Callable 12/01/2025)	560,000	642,141
5.000%, 10/01/2033 (Callable 10/01/2025)	1,250,000	1,466,562
5.000%, 10/01/2034 (Callable 10/01/2024)	500,000	573,775
County of Miami-Dade FL:
5.000%, 04/01/2027 (Callable 04/01/2026)	120,000	143,516
5.000%, 10/01/2032 (Callable 10/01/2026)	35,000	40,490
6.875%, 10/01/2034 (Callable 10/01/2029)(Insured by AGC) (5)	230,000	333,944
7.000%, 10/01/2039 (Callable 10/01/2029)(Insured by AGC) (5)	270,000	391,719
Florida Department of Management Services,
5.000%, 11/01/2029	2,000,000	2,582,200
Florida Higher Educational Facilities Financial Authority,
5.000%, 10/01/2023	500,000	530,775
Florida Housing Finance Corp.:
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)	2,000,000	2,211,620
4.350%, 01/01/2046 (Callable 01/01/2024)	380,000	393,794
3.800%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	1,695,000	1,789,598
4.000%, 07/01/2047 (Callable 07/01/2025)(Insured by GNMA)	230,000	240,959
4.000%, 07/01/2049 (Callable 07/01/2027)(Insured by GNMA)	195,000	208,155
Florida Municipal Loan Council,
5.000%, 10/01/2026	90,000	109,418
Florida Municipal Power Agency,
4.000%, 10/01/2030 (Callable 10/01/2027)	500,000	575,100
Highlands County School Board,
3.625%, 03/01/2031 (Callable 03/01/2025)(Insured by BAM)	250,000	265,597
Hillsborough County Aviation Authority,
5.000%, 10/01/2035 (Callable 10/01/2024)	500,000	558,550
JEA Water & Sewer System Revenue:
5.000%, 10/01/2028 (Callable 10/01/2027)	700,000	870,352
5.000%, 10/01/2032 (Callable 10/01/2027)	680,000	836,788
Manatee County School District,
5.000%, 10/01/2020 (Insured by AGM)	100,000	101,949
Martin County Health Facilities Authority:
3.370%, 11/15/2021 (ETM)	295,000	305,667
5.000%, 11/15/2023 (ETM)	260,000	294,791
Miami Health Facilities Authority,
5.000%, 07/01/2021	165,000	163,399
Miami-Dade County Industrial Development Authority,
5.000%, 01/15/2021	365,000	372,161
Monroe County School District,
5.000%, 10/01/2025 (Insured by AGM)	200,000	237,654
Orange County Convention Center,
5.000%, 10/01/2032 (Callable 10/01/2026)	1,000,000	1,199,310
Orange County Health Facilities Authority,
5.000%, 08/01/2028 (Callable 08/01/2024)	2,500,000	2,775,375
Orange County School Board:
5.000%, 08/01/2031 (Callable 08/01/2025)	990,000	1,157,934
5.000%, 08/01/2033 (Callable 08/01/2026)	150,000	178,336
Palm Beach County Health Facilities Authority:
5.000%, 05/15/2023	1,160,000	1,206,075
4.750%, 07/01/2025 (Pre-refunded to 07/01/2020)(Insured by AGM)	130,000	130,947
Pinellas County Health Facilities Authority,
0.369%, 11/15/2023 (Insured by NATL) (1)(7)	175,000	175,000
Pinellas County School Board,
5.000%, 07/01/2033 (Callable 07/01/2027)	515,000	626,631
Reedy Creek Improvement District,
4.000%, 06/01/2035 (Callable 06/01/2027)	1,000,000	1,128,300
School Board of Miami-Dade County,
5.000%, 11/01/2030 (Callable 11/01/2024)	185,000	211,794
University Park Recreation District:
2.750%, 05/01/2021 (Insured by BAM)	260,000	263,021
2.750%, 05/01/2022 (Insured by BAM)	265,000	269,932
2.750%, 05/01/2023 (Insured by BAM)	270,000	277,881
Village Community Development District No. 13,
2.625%, 05/01/2024	500,000	487,765
Village Community Development District No. 7,
4.000%, 05/01/2021	220,000	224,726
Total Florida (Cost $31,109,515)		32,297,324	6.1%

Georgia
Barnesville-Lamar County Industrial Development Authority,
5.000%, 06/01/2028	175,000	219,084
Burke County Development Authority:
2.250%, 10/01/2032 (Mandatory Tender Date 05/25/2023) (1)	500,000	491,865
2.350%, 10/01/2032 (Mandatory Tender Date 12/11/2020) (1)	100,000	100,089
City of Atlanta GA:
5.000%, 01/01/2025 (Callable 05/01/2020)	225,000	225,709
5.500%, 11/01/2027 (Insured by AGM)	145,000	177,664
5.000%, 01/01/2028 (Callable 05/01/2020)	1,000,000	1,003,010
City of Dahlonega GA,
4.000%, 09/01/2021 (Insured by AGM)	150,000	155,397
City of Fort Oglethorpe GA,
3.000%, 10/01/2031 (Callable 04/01/2025)	165,000	172,674
Cobb-Marietta Coliseum & Exhibit Hall Authority,
4.000%, 07/01/2020 (Callable 05/01/2020)	100,000	100,235
Development Authority Of Coweta County:
4.500%, 06/15/2040 (Callable 06/15/2020)	210,000	211,430
5.000%, 06/15/2040 (Callable 06/15/2020)	200,000	201,560
Gainesville & Hall County Hospital Authority,
5.000%, 02/15/2029 (Callable 02/15/2027)	475,000	560,462
Georgia Housing & Finance Authority:
3.600%, 12/01/2033 (Callable 06/01/2027)	450,000	485,235
4.000%, 12/01/2039 (Callable 06/01/2026)	540,000	562,264
Main Street Natural Gas, Inc.:
1.490%, 08/01/2048 (1 Month LIBOR USD + 0.830%) (Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	2,000,000	1,994,920
4.000%, 08/01/2049 (Callable 09/01/2024)(Mandatory Tender Date 12/02/2024) (1)	565,000	602,866
Monroe County Development Authority,
2.350%, 10/01/2048 (Mandatory Tender Date 12/11/2020) (1)	190,000	191,395
Total Georgia (Cost $7,387,044)		7,455,859	1.4%

Illinois
Adams & Hancock Counties Community Unit School District No. 4:
4.000%, 12/01/2027 (Callable 12/01/2025)(Insured by BAM)	290,000	320,836
4.000%, 12/01/2029 (Callable 12/01/2025)(Insured by BAM)	310,000	340,969
4.000%, 12/01/2030 (Callable 12/01/2025)(Insured by BAM)	325,000	356,648
4.000%, 12/01/2032 (Callable 12/01/2025)(Insured by BAM)	350,000	382,676
Bourbonnais Township Park District:
4.000%, 12/15/2023 (Insured by BAM)	100,000	106,691
4.000%, 12/15/2024 (Insured by BAM)	125,000	135,389
4.000%, 12/15/2025 (Insured by BAM)	130,000	142,737
Bureau County Township High School District No. 502,
4.000%, 12/01/2031 (Callable 12/01/2027)(Insured by BAM)	1,330,000	1,504,722
Chicago Board of Education,
5.000%, 12/01/2023 (Insured by AGM)	1,000,000	1,106,920
Chicago Park District,
5.000%, 01/01/2024	580,000	626,858
City of Berwyn IL,
4.000%, 12/01/2020	100,000	101,284
City of Chicago IL:
5.000%, 01/01/2024	250,000	255,365
5.000%, 01/01/2025 (Callable 01/01/2024)(Insured by AGM)	110,000	123,497
5.000%, 01/01/2026 (Callable 01/01/2024)	250,000	252,117
0.000%, 01/01/2027 (Insured by NATL)	330,000	281,850
5.000%, 11/01/2028 (Callable 11/01/2027)(Insured by AGM)	625,000	765,969
5.000%, 01/01/2030 (Callable 01/01/2024)(Insured by AGM)	445,000	496,504
5.625%, 01/01/2031 (Callable 01/01/2027)	250,000	266,377
5.000%, 11/01/2033 (Callable 11/01/2027)(Insured by AGM)	375,000	449,389
City of Decatur IL:
4.250%, 03/01/2030 (Callable 03/01/2024)(Insured by BAM)	250,000	273,260
5.000%, 03/01/2034 (Callable 03/01/2026)(Insured by BAM)	855,000	994,211
City of Kankakee IL,
4.500%, 05/01/2031 (Callable 05/01/2025)(Insured by AGM)	135,000	149,351
City of Rockford IL,
3.000%, 12/15/2022 (Insured by AGM)	150,000	154,649
Cook & Will Counties Community College District No. 515,
4.000%, 12/01/2021 (Callable 06/01/2020)(Insured by AGM)	690,000	692,477
Cook & Will Counties School District No. 194:
4.000%, 12/01/2025 (Callable 12/01/2024)(Insured by BAM)	160,000	173,787
4.000%, 12/01/2026 (Callable 12/01/2024)(Insured by BAM)	130,000	140,988
Cook County Community Consolidated School District No. 65,
0.000%, 12/01/2023	200,000	186,000
Cook County School District No. 130:
5.000%, 12/01/2027 (Callable 12/01/2025)(Insured by AGM)	1,195,000	1,416,099
5.000%, 12/01/2028 (Callable 12/01/2025)(Insured by AGM)	1,000,000	1,182,640
Cook County School District No. 144,
0.000%, 12/01/2021 (Insured by AGM)	65,000	63,121
Cook County School District No. 163:
6.000%, 12/15/2025 (Insured by BAM)	430,000	523,443
6.000%, 12/15/2027 (Insured by BAM)	1,150,000	1,471,563
Cook County School District No. 83,
5.625%, 06/01/2033	775,000	999,773
Darien Park District,
4.150%, 12/15/2026 (Callable 05/01/2020)	200,000	200,406
DeKalb County Community Unit School District No. 428,
0.000%, 01/01/2030 (Callable 07/01/2020)	300,000	170,580
DuPage County High School District No. 87,
5.000%, 01/01/2029 (Callable 01/01/2025)	315,000	365,743
Ford, Champaign Counties Community Unit School District No. 10,
5.000%, 12/01/2027 (Callable 12/01/2026)(Insured by AGM)	600,000	729,792
Governors State University,
5.000%, 07/01/2020 (Insured by BAM)	190,000	191,529
Hampshire Special Service Area No. 13:
3.000%, 03/01/2027 (Insured by BAM)	130,000	135,048
3.000%, 03/01/2028 (Callable 03/01/2027)(Insured by BAM)	140,000	144,567
3.000%, 03/01/2029 (Callable 03/01/2027)(Insured by BAM)	100,000	102,461
3.250%, 03/01/2032 (Callable 03/01/2027)(Insured by BAM)	165,000	170,042
3.300%, 03/01/2033 (Callable 03/01/2027)(Insured by BAM)	175,000	180,425
3.350%, 03/01/2034 (Callable 03/01/2027)(Insured by BAM)	185,000	190,724
3.400%, 03/01/2035 (Callable 03/01/2027)(Insured by BAM)	195,000	201,041
3.450%, 03/01/2036 (Callable 03/01/2027)(Insured by BAM)	205,000	211,242
3.500%, 03/01/2037 (Callable 03/01/2027)(Insured by BAM)	215,000	221,852
Henry & Whiteside Counties Community Unit School District No. 228,
5.000%, 08/15/2031 (Callable 08/15/2025)(Insured by AGM)	270,000	314,590
Huntley Area Public Library District,
5.000%, 02/01/2037 (Callable 02/01/2029)	500,000	614,350
Illinois Development Finance Authority:
0.000%, 07/15/2023 (ETM)	180,000	172,215
2.450%, 11/15/2039 (Mandatory Tender Date 03/03/2026) (1)	1,000,000	1,008,080
Illinois Educational Facilities Authority,
4.000%, 11/01/2036 (Callable 11/01/2022)	500,000	531,715
Illinois Finance Authority:
5.000%, 02/15/2021	100,000	103,284
5.000%, 10/01/2021	170,000	176,309
5.000%, 10/01/2023	105,000	108,367
5.000%, 01/01/2029 (Callable 01/01/2027)	475,000	564,818
5.000%, 02/15/2029 (Callable 02/15/2027)	3,275,000	3,769,427
5.000%, 01/01/2030 (Callable 01/01/2027)	90,000	106,762
5.000%, 08/01/2030 (Pre-refunded to 08/01/2024)	1,065,000	1,233,802
4.000%, 05/15/2034 (Callable 05/15/2026)	200,000	217,952
2.039%, 05/01/2036 (1 Month LIBOR USD + 1.350%) (Callable 11/01/2020)(Mandatory Tender Date 05/01/2021) (2)	300,000	300,360
4.000%, 12/01/2040 (Callable 12/01/2027)	270,000	295,960
4.000%, 12/01/2042 (Callable 12/01/2027)	275,000	300,240
Illinois Housing Development Authority:
3.500%, 08/01/2031 (Callable 08/01/2027)(Insured by GNMA)	465,000	503,381
3.100%, 02/01/2035 (Callable 02/01/2026)	935,000	963,303
2.450%, 06/01/2043 (Callable 01/01/2023)(Insured by GNMA)	591,434	598,413
4.250%, 10/01/2049 (Callable 04/01/2028)	1,905,000	2,073,135
Illinois State University:
3.500%, 04/01/2020	320,000	320,000
5.000%, 04/01/2031 (Callable 04/01/2028)(Insured by AGM)	500,000	602,580
Joliet Park District:
4.000%, 02/01/2030 (Callable 02/01/2024)(Insured by BAM)	250,000	265,445
4.000%, 02/01/2033 (Callable 02/01/2023)(Insured by AGM)	365,000	380,870
Kankakee County School District No. 111,
4.000%, 01/01/2025 (Insured by BAM)	480,000	523,176
Kendall & Kane Counties Community Unit School District No. 115,
0.000%, 01/01/2022 (Insured by NATL)	1,090,000	1,059,644
Kendall Kane & Will Counties Community Unit School District No. 308:
4.000%, 02/01/2030 (Callable 02/01/2025)	2,050,000	2,206,969
4.750%, 10/01/2031 (Callable 10/01/2023)	1,000,000	1,080,240
Knox & Warren Counties Community Unit School District No. 205:
6.000%, 01/01/2030 (Callable 01/01/2021)	285,000	294,770
6.125%, 01/01/2036 (Callable 01/01/2021)	1,400,000	1,449,504
Macoupin, Sangaman & Montgomery Government Bonds,
4.250%, 12/01/2032 (Callable 12/01/2023)(Insured by AGM)	685,000	741,560
Madison-Macoupin Etc. Counties Community College District No. 536,
4.000%, 05/01/2030 (Callable 05/01/2027)(Insured by AGM)	600,000	673,560
Medinah Park District,
4.250%, 01/01/2028 (Callable 01/01/2024)	190,000	205,088
Metropolitan Pier & Exposition Authority:
0.000%, 06/15/2020 (Insured by NATL)	140,000	139,504
5.500%, 12/15/2023 (Insured by NATL)	130,000	137,119
5.700%, 06/15/2025 (Pre-refunded to 06/15/2022)(Insured by NATL) (5)	15,000	16,609
5.700%, 06/15/2025 (Callable 06/15/2022)(Insured by NATL) (5)	50,000	53,404
Metropolitan Water Reclamation District of Greater Chicago:
5.000%, 12/01/2031 (Callable 12/01/2021)	1,010,000	1,060,157
5.000%, 12/01/2034 (Callable 12/01/2026)	1,500,000	1,733,985
Monroe & St. Clair Counties Community Unit School District No. 5,
5.000%, 04/15/2021 (Insured by BAM)	100,000	103,890
Ogle & Winnebago Counties Community Unit School District No. 223:
5.000%, 12/01/2023 (Insured by BAM)	415,000	463,742
5.000%, 12/01/2024 (Insured by BAM)	100,000	114,195
Peoria City School District No. 150,
5.000%, 01/01/2026 (Insured by BAM)	330,000	387,691
Peoria County Community Unit School District No. 323,
4.250%, 04/01/2032 (Callable 04/01/2022)	415,000	433,658
Railsplitter Tobacco Settlement Authority,
5.250%, 06/01/2020	135,000	135,367
Richland County Community Unit School District No. 1:
5.000%, 12/01/2030 (Callable 12/01/2024)(Insured by AGM)	155,000	177,751
4.000%, 12/01/2033 (Callable 12/01/2024)(Insured by AGM)	1,750,000	1,886,167
Sangamon County Water Reclamation District,
5.000%, 01/01/2021 (ETM)	80,000	82,271
Shelby Christian Macon Counties Community School District No. 21,
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by AGM)	155,000	166,611
St. Clair County Community Consolidated School District,
0.000%, 12/01/2021	200,000	194,060
St. Clair County Community Unit School District No. 187,
4.000%, 01/01/2028 (Insured by AGM)	175,000	197,488
St. Clair County School District No. 118:
0.000%, 12/01/2020 (ETM)(Insured by NATL)	115,000	114,052
0.000%, 12/01/2020 (Insured by NATL)	170,000	168,144
State of Illinois:
5.000%, 08/01/2020	1,650,000	1,657,326
5.000%, 01/01/2022 (Callable 05/01/2020)	220,000	220,227
5.000%, 06/15/2022	650,000	660,101
6.000%, 06/15/2024 (Insured by NATL)	100,000	105,795
5.000%, 08/01/2024 (Callable 08/01/2022)	665,000	682,549
5.000%, 10/01/2026	1,000,000	1,055,420
5.000%, 05/01/2027 (Callable 05/01/2024)	650,000	669,702
5.000%, 06/15/2027 (Callable 06/15/2021)	1,500,000	1,517,205
5.250%, 07/01/2028 (Callable 07/01/2023)	175,000	179,828
5.500%, 07/01/2033 (Callable 07/01/2023)	410,000	421,152
4.000%, 06/15/2038 (Callable 06/15/2028)(Insured by BAM)	2,500,000	2,589,175
Tazewell County School District No. 51,
9.000%, 12/01/2026 (Insured by NATL)	1,060,000	1,531,562
University of Illinois,
5.000%, 10/01/2021	700,000	738,388
Upper Illinois River Valley Development Authority:
5.000%, 12/01/2023	600,000	659,238
5.000%, 12/01/2024	485,000	543,457
4.000%, 01/01/2031 (Callable 01/01/2027) (3)	170,000	159,764
Village of Crestwood IL:
4.000%, 12/15/2021 (Insured by BAM)	250,000	260,335
4.500%, 12/15/2026 (Callable 12/15/2022)(Insured by BAM)	200,000	215,224
4.000%, 12/15/2027 (Callable 12/15/2025)(Insured by BAM)	330,000	360,446
Village of Franklin Park IL:
5.000%, 04/01/2023 (Insured by BAM)	460,000	501,625
4.000%, 07/01/2029 (Callable 07/01/2025)(Insured by AGM)	450,000	491,976
Village of River Grove IL:
4.000%, 12/15/2027 (Callable 12/15/2026)(Insured by BAM)	135,000	148,597
4.000%, 12/15/2028 (Callable 12/15/2026)(Insured by BAM)	205,000	225,074
Village of Stone Park IL:
4.750%, 02/01/2029 (Callable 02/01/2023)(Insured by BAM)	230,000	248,142
4.750%, 02/01/2031 (Callable 02/01/2023)(Insured by BAM)	310,000	331,114
4.750%, 02/01/2032 (Callable 02/01/2023)(Insured by BAM)	275,000	293,444
4.750%, 02/01/2033 (Callable 02/01/2023)(Insured by BAM)	190,000	201,763
5.000%, 02/01/2035 (Callable 02/01/2029)(Insured by BAM)	300,000	352,134
5.000%, 02/01/2036 (Callable 02/01/2029)(Insured by BAM)	225,000	262,991
4.000%, 02/01/2037 (Callable 02/01/2029)(Insured by BAM)	185,000	199,952
4.000%, 02/01/2038 (Callable 02/01/2029)(Insured by BAM)	150,000	161,504
Will County Community High School District No. 210:
0.000%, 01/01/2023 (Insured by AGM)	140,000	132,332
0.000%, 01/01/2026 (Insured by AGM)	265,000	231,896
0.000%, 01/01/2027	1,120,000	939,523
0.000%, 01/01/2027 (Insured by AGM)	115,000	97,763
0.000%, 01/01/2028	1,140,000	925,600
0.000%, 01/01/2028 (Insured by AGM)	180,000	148,970
0.000%, 01/01/2029	40,000	31,362
0.000%, 01/01/2033	175,000	118,408
3.375%, 01/01/2033 (Callable 01/01/2023)	80,000	80,158
4.000%, 01/01/2034 (Callable 01/01/2029)(Insured by AGM)	400,000	445,976
Will County Community Unit School District No. 365,
0.000%, 11/01/2021 (Insured by AGM)	505,000	494,855
Will County Township High School District No. 204:
5.000%, 01/01/2025	125,000	144,143
6.250%, 01/01/2031 (Callable 01/01/2021)	300,000	311,067
Total Illinois (Cost $70,357,035)		72,926,609	13.7%

Indiana
Bloomington Redevelopment District:
5.000%, 02/01/2025	325,000	371,514
5.000%, 08/01/2025	335,000	385,545
Carmel Redevelopment Authority,
4.000%, 08/01/2033 (Callable 08/01/2022)	250,000	263,435
City of Jeffersonville IN,
5.000%, 01/01/2030 (Callable 01/01/2028)(Insured by BAM)	325,000	405,964
City of Lawrence IN,
5.000%, 01/01/2027 (Insured by BAM)	385,000	465,349
East Allen Multi School Building Corp.,
5.000%, 07/15/2026 (Callable 01/15/2023)(Insured by ST AID)	165,000	181,351
Evansville Park District:
5.000%, 08/15/2035 (Callable 02/15/2028)(Insured by BAM)	150,000	185,025
5.000%, 08/15/2036 (Callable 02/15/2028)(Insured by BAM)	1,335,000	1,639,794
Franklin Township Community School Corp.,
5.000%, 01/15/2035 (Callable 01/15/2023)(Insured by ST AID)	845,000	923,551
Hammond Local Public Improvement Bond Bank,
2.375%, 12/31/2020	1,000,000	1,003,120
Hammond Multi-School Building Corp.,
4.500%, 07/15/2026 (Callable 01/15/2024)(Insured by ST AID)	625,000	695,594
Hammond Sanitary District:
5.000%, 01/15/2022 (Insured by BAM)	285,000	304,443
5.000%, 07/15/2026 (Insured by BAM)	610,000	733,769
5.000%, 01/15/2028 (Callable 07/15/2027)(Insured by BAM)	295,000	363,741
Indiana Bond Bank:
1.400%, 10/15/2022 (SIFMA Municipal Swap Index + 0.660%) (2)	125,000	121,821
2.197%, 10/15/2022 (3 Month LIBOR USD + 0.970%) (2)	510,000	510,021
Indiana Finance Authority:
5.000%, 10/01/2023	180,000	198,869
5.000%, 10/01/2032 (Callable 10/01/2023)	3,520,000	3,581,037
4.000%, 05/01/2035 (Callable 05/01/2023)	290,000	303,871
3.750%, 10/01/2037 (Callable 10/01/2023)	175,000	148,410
0.150%, 11/01/2037 (Optional Put Date 04/01/2020) (1)	1,000,000	1,000,000
3.750%, 10/01/2042 (Callable 10/01/2023)	100,000	80,333
5.500%, 08/15/2045 (Callable 08/15/2020)	225,000	227,644
Indiana Health & Educational Facilities Financing Authority,
1.750%, 11/15/2031 (Mandatory Tender Date 11/02/2021) (1)	775,000	771,148
Indiana Municipal Power Agency,
5.000%, 01/01/2032 (Callable 01/01/2025)	1,000,000	1,159,000
Indiana University,
4.000%, 08/01/2035 (Callable 08/01/2027)	80,000	91,434
Indianapolis Local Public Improvement Bond Bank,
5.000%, 01/01/2033 (Callable 01/01/2025)	500,000	583,680
IPS Multi-School Building Corp.,
5.000%, 07/15/2026 (Callable 01/15/2025)(Insured by ST AID)	925,000	1,078,874
Kankakee Valley Middle School Building Corp.,
5.000%, 01/15/2029 (Insured by ST AID)	1,000,000	1,277,380
Loogootee School Building Corp.,
4.000%, 07/15/2026 (Insured by ST AID)	135,000	153,224
Munster School Building Corp.:
5.000%, 07/15/2021 (Insured by ST AID)	130,000	135,806
4.000%, 07/15/2024 (Insured by ST AID)	170,000	186,073
North Montgomery High School Building Corp.,
5.000%, 07/15/2033 (Callable 07/15/2026)(Insured by ST AID)	165,000	197,677
Shelbyville Central Renovation School Building Corp.,
5.000%, 01/15/2029 (Callable 07/15/2026)(Insured by ST AID)	220,000	266,424
Taylor Community School Building Corp.,
0.000%, 07/15/2029 (Callable 07/15/2025)(Insured by ST AID)	360,000	279,493
Tipton County Jail Building Corp.,
5.000%, 01/15/2027 (Insured by ST AID)	245,000	296,384
Tri-Creek 2002 High School Building Corp.,
4.000%, 07/15/2039 (Callable 07/15/2028)(Insured by ST AID)	345,000	385,989
Westfield High School Building Corp.:
5.000%, 01/15/2029 (Callable 01/15/2026)(Insured by ST AID)	250,000	298,580
5.000%, 01/15/2030 (Callable 01/15/2026)(Insured by ST AID)	300,000	357,732
5.000%, 07/15/2031 (Callable 01/15/2026)(Insured by ST AID)	150,000	178,626
Total Indiana (Cost $21,220,902)		21,791,725	4.1%

Iowa
City of Coralville IA,
4.000%, 05/01/2022	100,000	101,447
City of Greenfield IA,
4.000%, 09/01/2036 (Callable 09/01/2026)(Insured by AGM)	200,000	229,038
City of Waverly IA,
2.500%, 12/31/2022 (Callable 07/01/2022)	1,700,000	1,707,344
County of Carroll IA,
5.000%, 06/01/2035 (Callable 06/01/2027)	645,000	789,738
Iowa Finance Authority:
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	1,965,000	2,159,790
2.875%, 05/15/2049 (Callable 11/15/2020)	450,000	435,686
Total Iowa (Cost $5,356,282)		5,423,043	1.0%

Kansas
City of Hutchinson KS:
4.000%, 12/01/2020	330,000	333,580
4.000%, 12/01/2021	360,000	369,565
5.000%, 12/01/2022	140,000	149,344
City of Wichita KS,
3.000%, 09/01/2023 (Callable 09/01/2022)	415,000	405,364
Total Kansas (Cost $1,253,478)		1,257,853	0.2%

Kentucky
Kentucky Economic Development Finance Authority:
0.000%, 10/01/2025 (Insured by NATL)	420,000	370,247
0.000%, 10/01/2026 (Insured by NATL)	475,000	407,787
0.000%, 10/01/2027 (Insured by NATL)	350,000	292,282
0.000%, 10/01/2028 (Insured by NATL)	95,000	76,989
Kentucky Housing Corp.,
2.000%, 04/01/2022 (Mandatory Tender Date 04/01/2021) (1)	250,000	251,010
Kentucky Public Energy Authority:
4.000%, 01/01/2049 (Callable 10/01/2024)(Mandatory Tender Date 01/01/2025) (1)	500,000	500,455
4.000%, 12/01/2049 (Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (1)	2,750,000	2,863,052
Paducah Electric Plant Board,
5.000%, 10/01/2032 (Callable 10/01/2026)(Insured by AGM)	1,000,000	1,202,170
Total Kentucky (Cost $5,657,358)		5,963,992	1.1%

Louisiana
City of Shreveport LA,
5.000%, 08/01/2023 (Insured by BAM)	350,000	391,031
Louisiana Housing Corp.,
4.500%, 12/01/2047 (Callable 12/01/2027)	200,000	218,104
St. Tammany Parish Wide School District No. 12:
4.000%, 03/01/2035 (Callable 03/01/2027)	100,000	113,116
4.000%, 03/01/2036 (Callable 03/01/2027)	115,000	129,706
Terrebonne Parish Consolidated Government,
0.000%, 04/01/2034 (Insured by AGM)	715,000	498,262
Total Louisiana (Cost $1,227,522)		1,350,219	0.3%

Maine
Maine Health & Higher Educational Facilities Authority,
4.000%, 07/01/2037 (Callable 07/01/2029)	230,000	254,859
Maine State Housing Authority:
4.250%, 11/15/2040 (Callable 11/15/2024)	500,000	531,730
3.500%, 11/15/2045 (Callable 05/15/2025)	160,000	165,427
4.000%, 11/15/2045 (Callable 11/15/2025)	365,000	380,852
3.500%, 11/15/2046 (Callable 11/15/2025)	40,000	41,208
3.500%, 11/15/2047 (Callable 11/15/2026)	840,000	877,691
4.000%, 11/15/2049 (Callable 05/15/2028)	500,000	538,445
Total Maine (Cost $2,782,637)		2,790,212	0.5%

Maryland
County of Baltimore MD:
3.000%, 09/01/2027 (Callable 09/01/2022)	1,000,000	1,028,080
3.000%, 09/01/2029 (Callable 09/01/2022)	1,150,000	1,180,015
Maryland Community Development Administration,
3.500%, 03/01/2050 (Callable 03/01/2029)	500,000	533,380
Total Maryland (Cost $2,740,352)		2,741,475	0.5%

Massachusetts
Massachusetts Housing Finance Agency:
4.000%, 12/01/2028 (Callable 06/01/2023)	1,000,000	1,059,200
4.500%, 12/01/2048 (Callable 12/01/2027)	1,895,000	2,066,289
4.000%, 06/01/2049 (Callable 12/01/2028)	980,000	1,058,900
Town of Ashburnham MA,
4.250%, 07/01/2021 (Callable 05/01/2020)(Insured by AGC)	700,000	701,617
University of Massachusetts Building Authority:
5.000%, 11/01/2039 (Pre-refunded to 11/01/2024)	55,000	64,475
5.000%, 11/01/2039 (Callable 11/01/2024)	270,000	306,768
Total Massachusetts (Cost $5,161,037)		5,257,249	1.0%

Michigan
City of Detroit MI:
5.000%, 07/01/2039 (Callable 07/01/2022)(Insured by AGM)	185,000	199,121
5.250%, 07/01/2041 (Callable 07/01/2021)	50,000	52,080
City of Monroe MI,
4.000%, 05/01/2031 (Callable 05/01/2024)	150,000	162,173
City of Wyandotte MI,
5.000%, 10/01/2023 (Insured by BAM)	25,000	27,800
Detroit Michigan School District,
5.000%, 05/01/2033 (Callable 05/01/2022)(Insured by Q-SBLF)	1,000,000	1,061,160
Eastern Michigan University,
4.000%, 03/01/2034 (Callable 03/01/2027)(Insured by BAM)	975,000	1,056,773
Flushing Community Schools,
4.000%, 05/01/2029 (Callable 05/01/2028)(Insured by Q-SBLF)	220,000	257,589
Michigan Finance Authority:
5.000%, 07/01/2034 (Callable 07/01/2025)	250,000	276,935
5.000%, 07/01/2044 (Callable 07/01/2024)	100,000	108,474
Michigan State Housing Development Authority,
4.250%, 12/01/2049 (Callable 06/01/2028)	1,970,000	2,147,398
Pinckney Community Schools,
5.000%, 05/01/2033 (Callable 05/01/2026)(Insured by Q-SBLF)	750,000	892,538
Romeo Community School District,
5.000%, 05/01/2029 (Callable 05/01/2026)(Insured by Q-SBLF)	1,000,000	1,199,640
Roseville Community Schools,
5.000%, 05/01/2026 (Insured by Q-SBLF)	400,000	482,952
Swartz Creek Community Schools,
5.000%, 05/01/2039 (Callable 05/01/2029)(Insured by Q-SBLF)	815,000	1,001,366
Trenton Public Schools School District:
5.000%, 05/01/2029 (Callable 05/01/2028)(Insured by Q-SBLF)	135,000	170,531
5.000%, 05/01/2030 (Callable 05/01/2028)(Insured by Q-SBLF)	300,000	377,916
Warren Consolidated Schools,
5.000%, 05/01/2025 (Insured by BAM)	300,000	352,257
Wayne County Airport Authority,
5.000%, 12/01/2031 (Callable 12/01/2027)	375,000	446,846
Wayne-Westland Community Schools,
4.000%, 11/01/2038 (Callable 05/01/2029)(Insured by Q-SBLF)	500,000	560,475
Western Michigan University,
5.000%, 11/15/2029 (Callable 05/15/2025)	250,000	290,228
Ypsilanti School District,
4.000%, 05/01/2020 (Insured by Q-SBLF)	50,000	50,112
Total Michigan (Cost $10,794,905)		11,174,364	2.1%

Minnesota
City of Maple Grove MN:
5.000%, 05/01/2027	200,000	242,612
5.000%, 05/01/2031 (Callable 05/01/2027)	520,000	620,521
Minnesota Housing Finance Agency:
4.375%, 07/01/2026 (Callable 07/01/2021)(Insured by GNMA)	125,000	128,459
3.300%, 07/01/2029 (Callable 07/01/2025)	505,000	542,703
3.600%, 07/01/2033 (Callable 01/01/2023)(Insured by GNMA)	670,000	694,194
4.000%, 01/01/2038 (Callable 01/01/2024)	680,000	713,714
3.800%, 07/01/2038 (Callable 01/01/2023)(Insured by GNMA)	210,000	217,134
4.000%, 01/01/2047 (Callable 01/01/2026)(Insured by GNMA)	645,000	677,050
Plymouth Intermediate District No. 287:
4.000%, 02/01/2027	200,000	231,018
4.000%, 02/01/2028 (Callable 02/01/2027)	350,000	400,960
4.000%, 02/01/2037 (Callable 02/01/2027)	250,000	277,665
Western Minnesota Municipal Power Agency,
5.000%, 01/01/2046 (Pre-refunded to 01/01/2024)	480,000	546,063
Total Minnesota (Cost $5,121,635)		5,292,093	1.0%

Mississippi
Biloxi Public School District,
5.000%, 04/01/2026 (Insured by BAM)	500,000	593,575
City of Gulfport MS,
5.000%, 07/01/2027 (Callable 07/01/2026)	500,000	581,620
Copiah-Lincoln Community College District,
2.500%, 09/01/2021 (Insured by MAC)	175,000	177,562
Medical Center Educational Building Corp.,
5.000%, 06/01/2042 (Callable 06/01/2027)	500,000	598,575
Mississippi Development Bank,
5.250%, 03/01/2034 (Callable 03/01/2028)	490,000	603,053
State of Mississippi:
5.000%, 10/15/2028 (Callable 10/15/2025)	1,000,000	1,121,290
5.000%, 10/01/2032 (Callable 10/01/2027)	215,000	265,424
5.000%, 10/15/2034 (Callable 10/15/2025)	1,000,000	1,115,160
West Rankin Utility Authority:
5.000%, 01/01/2028 (Callable 01/01/2025)(Insured by AGM)	110,000	127,207
5.000%, 01/01/2029 (Callable 01/01/2025)(Insured by AGM)	275,000	317,424
5.000%, 01/01/2030 (Callable 01/01/2025)(Insured by AGM)	590,000	679,828
Total Mississippi (Cost $5,870,998)		6,180,718	1.2%

Missouri
Center School District No. 58:
4.000%, 04/15/2030 (Callable 04/15/2027)	210,000	235,334
4.000%, 04/15/2031 (Callable 04/15/2027)	220,000	245,516
Health & Educational Facilities Authority of the State of Missouri:
5.000%, 09/01/2025	365,000	416,607
5.000%, 09/01/2026	410,000	476,473
5.000%, 09/01/2027	280,000	330,515
5.000%, 06/01/2031 (Callable 06/01/2024)	50,000	56,594
5.250%, 10/01/2041 (Pre-refunded to 10/01/2021)	100,000	106,115
Industrial Development Authority of the City of St. Louis,
4.750%, 11/15/2047 (Callable 11/15/2026)	500,000	502,795
Jackson County School District No. R-IV,
6.000%, 03/01/2038 (Callable 03/01/2029)(Insured by ST AID)	1,005,000	1,362,127
Missouri Housing Development Commission:
3.700%, 11/01/2035 (Callable 05/01/2025)(Insured by GNMA)	125,000	132,766
3.950%, 11/01/2040 (Callable 05/01/2025)(Insured by GNMA)	650,000	669,305
Missouri Southern State University:
5.000%, 10/01/2028 (Insured by AGM)	100,000	120,738
5.000%, 10/01/2029 (Insured by AGM)	105,000	128,643
5.000%, 10/01/2030 (Callable 10/01/2029)(Insured by AGM)	135,000	164,836
5.000%, 10/01/2031 (Callable 10/01/2029)(Insured by AGM)	145,000	176,478
5.000%, 10/01/2032 (Callable 10/01/2029)(Insured by AGM)	155,000	188,161
4.000%, 10/01/2033 (Callable 10/01/2029)(Insured by AGM)	110,000	123,412
4.000%, 10/01/2034 (Callable 10/01/2029)(Insured by AGM)	115,000	128,560
4.000%, 10/01/2035 (Callable 10/01/2029)(Insured by AGM)	125,000	139,201
4.000%, 10/01/2036 (Callable 10/01/2029)(Insured by AGM)	150,000	166,489
4.000%, 10/01/2038 (Callable 10/01/2029)(Insured by AGM)	140,000	154,297
4.000%, 10/01/2039 (Callable 10/01/2029)(Insured by AGM)	110,000	121,021
Missouri State Board of Public Buildings,
3.000%, 10/01/2026 (Callable 10/01/2020)	300,000	302,457
Move Rolla Transportation Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)	330,000	346,695
Public Water Supply District No. 1,
4.000%, 07/01/2029 (Callable 07/01/2026)	145,000	163,018
St. Louis Municipal Finance Corp.,
3.000%, 06/01/2020 (Insured by AGM)	130,000	130,378
Total Missouri (Cost $6,923,205)		7,088,531	1.3%

Montana
Montana Board of Housing:
3.600%, 12/01/2030 (Callable 06/01/2022)	375,000	384,247
3.750%, 12/01/2038 (Callable 12/01/2027)(Insured by FHA)	480,000	515,520
Yellowstone County School District No. 8,
5.000%, 07/01/2027	225,000	278,024
Total Montana (Cost $1,116,571)		1,177,791	0.2%

Nebraska
Central Plains Energy Project:
5.000%, 09/01/2027 (Callable 09/01/2022)	340,000	364,330
5.000%, 09/01/2042 (Callable 09/01/2022)	575,000	616,147
5.000%, 03/01/2050 (Callable 10/01/2023)(Mandatory Tender Date 01/01/2024) (1)	550,000	585,195
Colfax County School District No. 123,
4.000%, 12/15/2030 (Callable 05/22/2024)	225,000	247,817
Lincoln County Hospital Authority No. 1,
4.000%, 11/01/2037 (Pre-refunded to 11/01/2021)	150,000	156,531
Nebraska Investment Finance Authority:
3.500%, 09/01/2036 (Callable 03/01/2025)	395,000	410,216
3.500%, 09/01/2046 (Callable 03/01/2025)	130,000	135,595
Papio-Missouri River Natural Resource District:
4.000%, 12/15/2027 (Pre-refunded to 06/15/2022)	150,000	159,642
4.000%, 12/15/2028 (Pre-refunded to 06/15/2022)	210,000	223,499
Scotts Bluff County School District No. 16:
5.000%, 12/01/2031 (Pre-refunded to 05/30/2022)	25,000	27,076
5.000%, 12/01/2033 (Pre-refunded to 05/30/2022)	430,000	465,712
5.000%, 12/01/2034 (Pre-refunded to 05/30/2022)	300,000	324,915
Village of Boys Town NE,
3.000%, 09/01/2028	1,675,000	1,831,880
Total Nebraska (Cost $5,324,053)		5,548,555	1.0%

Nevada
City of Carson City NV,
5.000%, 09/01/2033 (Callable 09/01/2027)	250,000	297,205
Clark County School District,
5.000%, 06/15/2032 (Callable 06/15/2027)(Insured by BAM)	450,000	543,451
Nevada Housing Division:
4.400%, 04/01/2029 (Callable 10/01/2021)(Insured by GNMA)	470,000	486,398
4.000%, 04/01/2049 (Callable 10/01/2028)(Insured by GNMA)	2,000,000	2,165,660
State of Nevada,
5.000%, 06/01/2033 (Callable 12/01/2023)	300,000	335,007
Washoe County School District,
5.000%, 05/01/2030 (Callable 05/01/2027)	525,000	641,456
Total Nevada (Cost $4,354,530)		4,469,177	0.8%

New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2027 (3)	3,293,000	3,524,564
City of Atlantic City NJ,
5.000%, 03/01/2021 (Insured by BAM)	100,000	103,108
City of Trenton NJ,
4.000%, 07/15/2023 (Insured by AGM)	400,000	432,544
City of Union City NJ,
5.000%, 11/01/2023 (Insured by ST AID)	440,000	491,537
New Jersey Economic Development Authority:
5.000%, 07/15/2020	100,000	100,934
5.000%, 06/15/2023 (Insured by BAM)	295,000	317,234
5.000%, 03/01/2024 (Callable 03/01/2023)	150,000	156,837
3.125%, 07/01/2029 (Callable 07/01/2027)	145,000	139,264
New Jersey Health Care Facilities Financing Authority:
5.000%, 07/01/2025 (Insured by AGM)	150,000	167,325
4.500%, 11/15/2025 (Pre-refunded to 11/15/2020)	150,000	153,120
4.000%, 07/01/2026 (Callable 07/01/2022)	1,000,000	1,030,710
5.000%, 07/01/2026 (Callable 07/01/2025)(Insured by AGM)	175,000	194,897
New Jersey Higher Education Student Assistance Authority,
2.375%, 12/01/2029 (Callable 06/01/2028)	1,525,000	1,451,525
New Jersey Housing & Mortgage Finance Agency:
1.500%, 09/01/2022 (Mandatory Tender Date 09/01/2021) (1)	300,000	299,904
4.500%, 10/01/2048 (Callable 10/01/2027)	1,490,000	1,637,167
4.750%, 10/01/2050 (Callable 04/01/2028)	485,000	537,196
New Jersey Transportation Trust Fund Authority:
0.000%, 12/15/2024 (Insured by BHAC)	605,000	552,680
5.000%, 06/15/2029 (Callable 06/15/2026)	775,000	857,917
4.000%, 12/15/2031 (Callable 12/15/2028)	660,000	673,900
4.000%, 12/15/2037 (Callable 12/15/2028)(Insured by BAM)	500,000	507,790
5.000%, 06/15/2042 (Callable 06/15/2022)	225,000	228,217
New Jersey Turnpike Authority:
5.000%, 01/01/2029 (Callable 01/01/2028)	50,000	60,872
1.439%, 01/01/2030 (1 Month LIBOR USD + 0.750%) (Callable 07/01/2022)(Mandatory Tender Date 01/01/2023) (2)	850,000	837,547
Newark Housing Authority,
5.000%, 01/01/2032 (Insured by NATL)	395,000	447,144
Passaic Valley Sewerage Commission,
5.750%, 12/01/2022	550,000	610,847
Total New Jersey (Cost $15,530,954)		15,514,780	2.9%

New Mexico
New Mexico Hospital Equipment Loan Council,
4.750%, 07/01/2022	400,000	412,640
New Mexico Institute of Mining & Technology:
4.000%, 12/01/2028 (Insured by AGM)	300,000	349,401
4.000%, 12/01/2029 (Insured by AGM)	335,000	393,973
4.000%, 12/01/2030 (Callable 12/01/2029)(Insured by AGM)	115,000	134,748
New Mexico Mortgage Finance Authority,
3.500%, 09/01/2041 (Callable 03/01/2026)	885,000	920,037
Total New Mexico (Cost $2,217,886)		2,210,799	0.4%

New York
Albany County Capital Resource Corp.,
3.100%, 07/01/2030	755,000	670,100
BluePath TE Trust,
2.750%, 09/01/2026 (Callable 08/27/2021) (3)	374,000	392,296
City of New York NY:
5.250%, 07/01/2029 (Callable 07/01/2023)	250,000	276,625
5.000%, 06/15/2036 (Callable 06/15/2024)	1,000,000	1,132,390
Metropolitan Transportation Authority,
5.000%, 11/15/2038 (Callable 11/15/2023)	500,000	533,685
New York City Transitional Finance Authority:
5.000%, 08/01/2031 (Callable 08/01/2028)	50,000	62,584
5.000%, 08/01/2034 (Callable 08/01/2026)	650,000	776,653
5.000%, 08/01/2038 (Callable 08/01/2028)	1,295,000	1,576,818
5.000%, 08/01/2039 (Callable 08/01/2024)	105,000	118,965
New York City Water & Sewer System,
5.000%, 06/15/2036 (Callable 06/15/2024)	1,000,000	1,132,390
New York State Housing Finance Agency,
1.600%, 11/01/2024 (Callable 12/01/2021)	2,000,000	1,994,740
Port Authority of New York & New Jersey,
5.000%, 09/01/2031 (Callable 09/01/2024)	270,000	310,640
State of New York Mortgage Agency,
3.500%, 10/01/2043 (Callable 04/01/2023)	240,000	249,118
Utility Debt Securitization Authority,
5.000%, 12/15/2033 (Callable 12/15/2025)	1,175,000	1,389,496
Total New York (Cost $10,209,349)		10,616,500	2.0%

North Carolina
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022 (Insured by AGC)	150,000	161,143
North Carolina Housing Finance Agency,
4.000%, 07/01/2047 (Callable 01/01/2027)	650,000	688,753
North Carolina Medical Care Commission,
5.000%, 06/01/2025 (Pre-refunded to 06/01/2022)	385,000	416,582
North Carolina Turnpike Authority,
4.000%, 01/01/2041 (Callable 01/01/2029)(Insured by AGM)	1,000,000	1,043,500
Total North Carolina (Cost $2,235,146)		2,309,978	0.4%

North Dakota
City of Dickinson ND,
5.000%, 10/01/2025 (Callable 10/01/2021)	825,000	844,024
City of Horace ND,
2.500%, 08/01/2021 (Callable 08/01/2020)	2,000,000	2,006,200
City of Mandan ND,
2.750%, 09/01/2041 (Callable 05/01/2020)	875,000	887,617
City of Williston ND:
4.250%, 07/15/2025 (Callable 07/15/2022)	1,750,000	1,834,315
5.000%, 05/01/2028 (Callable 05/01/2023)	480,000	523,829
County of Burleigh ND:
4.000%, 11/01/2021	525,000	542,997
4.000%, 11/01/2029 (Callable 11/01/2022)(Insured by AGM)	850,000	899,470
Jamestown Park District,
2.900%, 07/01/2035 (Callable 04/16/2020)	1,240,000	1,246,411
North Dakota Housing Finance Agency:
3.350%, 07/01/2031 (Callable 01/01/2027)	925,000	984,274
3.000%, 07/01/2034 (Callable 07/01/2028)	100,000	104,240
3.500%, 07/01/2046 (Callable 01/01/2026)	325,000	340,116
4.000%, 01/01/2050 (Callable 07/01/2028)	1,000,000	1,100,220
Total North Dakota (Cost $11,104,147)		11,313,713	2.1%

Ohio
American Municipal Power, Inc.,
2.250%, 08/13/2020	500,000	501,875
City of Akron OH,
4.000%, 12/01/2033 (Callable 12/01/2026)	125,000	141,327
Clermont County Port Authority,
5.000%, 12/01/2023 (Insured by BAM)	310,000	349,829
Columbus-Franklin County Finance Authority:
3.820%, 11/15/2036 (Callable 11/15/2021)	480,000	482,117
4.000%, 11/15/2038 (Callable 05/15/2022)	340,000	342,230
County of Franklin OH,
1.170%, 05/15/2050 (SIFMA Municipal Swap Index + 0.430%) (Callable 05/15/2021)(Mandatory Tender Date 11/15/2021) (2)	1,000,000	1,001,400
County of Hamilton OH,
0.000%, 12/01/2027 (Insured by AMBAC)	75,000	65,156
County of Licking OH,
4.000%, 12/01/2028 (Callable 12/01/2021)	250,000	260,453
County of Lorain OH:
4.000%, 12/01/2028 (Callable 12/01/2023)	180,000	194,929
5.000%, 12/01/2031 (Callable 12/01/2023)	480,000	539,837
County of Trumbull OH,
2.000%, 07/23/2020	500,000	501,200
Euclid City School District,
4.000%, 12/01/2037 (Callable 06/01/2027)(Insured by BAM)	160,000	176,362
Little Miami Local School District,
5.000%, 11/01/2036 (Callable 11/01/2025)(Insured by SD CRED PROG)	1,845,000	2,157,137
New Riegel Local School District,
4.000%, 12/01/2033 (Callable 12/01/2020)(Insured by BAM)	215,000	218,586
Ohio Air Quality Development Authority,
2.400%, 12/01/2038 (Callable 10/01/2024)(Mandatory Tender Date 10/01/2029) (1)	500,000	459,890
Ohio Higher Educational Facility Commission,
5.000%, 03/01/2025	690,000	744,365
Ohio Housing Finance Agency:
3.200%, 09/01/2036 (Callable 09/01/2025)(Insured by GNMA)	910,000	950,122
4.000%, 03/01/2047 (Callable 09/01/2025)(Insured by GNMA)	265,000	279,914
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	3,000,000	3,268,530
Ohio Turnpike & Infrastructure Commission:
0.000%, 02/15/2034 (Callable 02/15/2031) (5)	1,750,000	2,031,942
0.000%, 02/15/2036 (Callable 02/15/2031) (5)	335,000	387,726
Spencerville Local School District,
0.000%, 12/01/2020 (Insured by AMBAC)	270,000	266,825
State of Ohio:
5.000%, 11/15/2028 (Callable 05/15/2023)	225,000	249,764
0.150%, 01/15/2046 (Optional Put Date 04/01/2020) (1)	1,000,000	1,000,000
Streetsboro City School District,
4.500%, 12/01/2044 (Callable 12/01/2026)	725,000	833,830
Village of Bratenahl OH,
2.500%, 08/13/2020	750,000	752,722
Warren City School District:
4.000%, 12/01/2030 (Callable 12/01/2026)(Insured by SD CRED PROG)	1,215,000	1,380,203
4.000%, 12/01/2031 (Callable 12/01/2026)(Insured by SD CRED PROG)	695,000	784,426
4.000%, 12/01/2036 (Callable 12/01/2026)(Insured by SD CRED PROG)	460,000	510,232
Warrensville Heights City School District:
4.000%, 11/01/2035 (Callable 11/01/2024)(Insured by BAM)	200,000	215,570
4.000%, 11/01/2037 (Callable 11/01/2024)(Insured by BAM)	500,000	536,730
Total Ohio (Cost $21,137,509)		21,585,229	4.1%

Oklahoma
Catoosa Industrial Authority,
4.000%, 10/01/2028 (Callable 10/01/2026)	305,000	285,099
Kingfisher County Educational Facilities Authority,
3.000%, 03/01/2022	165,000	170,379
Oklahoma Development Finance Authority:
3.000%, 08/01/2020	490,000	492,078
2.600%, 03/01/2024	425,000	410,966
Oklahoma Housing Finance Agency,
3.300%, 03/01/2031 (Callable 03/01/2022)(Insured by GNMA)	285,000	287,055
Oklahoma Water Resources Board,
5.000%, 10/01/2028 (Callable 10/01/2024)	180,000	210,294
Total Oklahoma (Cost $1,877,480)		1,855,871	0.4%

Oregon
Clackamas Community College District,
0.000%, 06/15/2040 (Callable 06/15/2027) (5)	475,000	563,469
Clackamas County School District No. 12,
5.000%, 06/15/2037 (Callable 06/15/2027)(Insured by SCH BD GTY)	25,000	30,455
Clatsop County School District No. 30,
0.000%, 06/15/2038 (Callable 06/15/2029)(Insured by SCH BD GTY)	425,000	233,427
Multnomah & Clackamas Counties School District No. 10JT:
0.000%, 06/15/2031 (Callable 06/15/2029)(Insured by SCH BD GTY)	100,000	77,916
0.000%, 06/15/2033 (Callable 06/15/2029)(Insured by SCH BD GTY)	700,000	503,314
Salem Hospital Facility Authority:
5.000%, 05/15/2033 (Callable 05/15/2026)	105,000	110,428
5.000%, 05/15/2035 (Callable 05/15/2026)	500,000	589,075
State of Oregon Department of Transportation,
5.000%, 11/15/2038 (Pre-refunded to 11/15/2023)	300,000	341,286
State of Oregon Housing & Community Services Department,
2.200%, 12/01/2021 (Mandatory Tender Date 12/01/2020) (1)	2,000,000	2,007,740
Umatilla County School District No. 6R:
0.000%, 06/15/2028 (Callable 06/15/2027)(Insured by SCH BD GTY) (5)	100,000	106,572
0.000%, 06/15/2030 (Callable 06/15/2027)(Insured by SCH BD GTY) (5)	100,000	105,949
0.000%, 06/15/2033 (Callable 06/15/2027)(Insured by SCH BD GTY) (5)	200,000	210,268
0.000%, 06/15/2035 (Callable 06/15/2027)(Insured by SCH BD GTY) (5)	540,000	559,975
Washington Clackamas & Yamhill Counties School District No. 88J,
0.000%, 06/15/2046 (Callable 06/15/2028)(Insured by SCH BD GTY)	500,000	187,990
Total Oregon (Cost $5,303,544)		5,627,864	1.1%

Pennsylvania
Bloomsburg PA Area School District,
4.000%, 09/01/2030 (Callable 03/01/2024)(Insured by BAM)	250,000	270,677
Central Bradford Progress Authority,
5.500%, 12/01/2031 (Pre-refunded to 12/01/2021)	800,000	856,904
Commonwealth Financing Authority:
5.000%, 06/01/2022	750,000	800,738
4.000%, 06/01/2039 (Callable 06/01/2028)(Insured by AGM)	1,525,000	1,660,252
Deer Lakes School District,
5.000%, 10/01/2020 (Insured by AGM)	100,000	101,863
Lycoming County Authority,
4.000%, 11/01/2043 (Mandatory Tender Date 05/01/2024) (1)	500,000	537,070
Mid Valley School District:
4.000%, 03/15/2033 (Callable 03/15/2025)(Insured by BAM)	115,000	126,222
4.000%, 03/15/2034 (Callable 03/15/2025)(Insured by BAM)	650,000	711,483
4.000%, 03/15/2035 (Callable 03/15/2025)(Insured by BAM)	835,000	911,561
Montgomery County Higher Education & Health Authority:
3.000%, 05/01/2036 (Mandatory Tender Date 05/01/2021) (1)	250,000	251,880
4.000%, 05/01/2036 (Mandatory Tender Date 05/01/2022) (1)	625,000	640,981
Northampton County General Purpose Authority,
2.140%, 08/15/2043 (SIFMA Municipal Swap Index + 1.400%) (Callable 05/01/2020)(Mandatory Tender Date 08/15/2020) (2)	225,000	224,968
Pennsylvania Economic Development Financing Authority,
4.000%, 11/15/2034 (Callable 11/15/2027)	1,000,000	1,085,550
Pennsylvania Higher Educational Facilities Authority,
0.300%, 05/01/2030 (Optional Put Date 04/01/2020) (1)	740,000	740,000
Pennsylvania Housing Finance Agency:
3.500%, 10/01/2046 (Callable 10/01/2025)	410,000	426,138
4.000%, 10/01/2049 (Callable 10/01/2028)	1,925,000	2,058,075
Pennsylvania Turnpike Commission:
5.000%, 06/01/2020	50,000	50,314
5.000%, 06/01/2030 (Callable 12/01/2025)	280,000	326,189
6.000%, 12/01/2030 (Callable 12/01/2027)(Insured by BAM) (5)	205,000	267,853
0.000%, 12/01/2037 (Callable 12/01/2026)(Insured by AGM) (5)	155,000	166,608
0.000%, 12/01/2037 (Callable 12/01/2026) (5)	385,000	412,643
5.000%, 12/01/2038 (Callable 12/01/2028) (5)	665,000	803,832
6.375%, 12/01/2038 (Callable 12/01/2027) (5)	745,000	973,946
Reading School District,
5.000%, 02/01/2023 (Insured by AGM)	230,000	252,262
Ridley School District,
4.000%, 09/15/2031 (Callable 03/15/2025)(Insured by ST AID)	830,000	910,145
School District of Philadelphia,
5.000%, 09/01/2023 (Insured by ST AID)	55,000	61,642
Sports & Exhibition Authority of Pittsburgh and Allegheny County:
5.000%, 12/15/2028 (Callable 12/15/2027)(Insured by BAM)	500,000	621,140
5.000%, 02/01/2031 (Callable 08/01/2020)(Insured by AGM)	500,000	505,820
State Public School Building Authority,
0.000%, 05/15/2027	145,000	123,607
Upper Moreland Township School District,
5.000%, 10/01/2030 (Callable 04/01/2025)(Insured by ST AID)	250,000	291,718
West Mifflin Sanitary Sewer Municipal Authority,
4.000%, 08/01/2020 (Insured by BAM)	125,000	126,115
York Suburban School District,
4.000%, 05/01/2030 (Callable 05/01/2024)(Insured by BAM)	1,780,000	1,942,514
Total Pennsylvania (Cost $18,665,337)		19,240,710	3.6%

Puerto Rico
Puerto Rico Sales Tax Financing Corp.:
0.000%, 07/01/2024	841,000	720,106
0.000%, 07/01/2027	1,112,000	846,699
Total Puerto Rico (Cost $1,538,337)		1,566,805	0.3%

Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021 (Insured by AGM)	40,000	41,039
Providence Redevelopment Agency,
5.000%, 04/01/2020	1,000,000	1,000,000
Rhode Island Commerce Corp.,
5.000%, 07/01/2033 (Callable 07/01/2028)(Insured by BAM)	950,000	1,091,132
Rhode Island Housing & Mortgage Finance Corp.:
3.950%, 10/01/2043 (Callable 04/01/2028)(Insured by GNMA)	650,000	698,815
3.500%, 10/01/2046 (Callable 04/01/2025)	85,000	87,384
Total Rhode Island (Cost $2,850,723)		2,918,370	0.5%

South Carolina
City of Walhalla SC,
5.000%, 06/01/2025 (Insured by BAM)	185,000	216,698
County of Florence SC,
5.000%, 11/01/2033 (Callable 11/01/2024)	250,000	283,843
Scago Educational Facilities Corp. for Union School District,
5.000%, 12/01/2023 (Insured by BAM)	500,000	559,480
South Carolina Jobs-Economic Development Authority:
5.000%, 05/01/2029 (Callable 05/01/2028)	955,000	1,178,566
4.000%, 08/15/2030 (Callable 08/15/2026)	270,000	291,894
South Carolina State Housing Finance & Development Authority:
3.800%, 07/01/2034 (Callable 07/01/2024)(Insured by GNMA)	1,470,000	1,556,906
3.800%, 01/01/2049 (Callable 07/01/2027)	500,000	528,955
Sumter Two School Facilities, Inc.,
5.000%, 12/01/2023 (Insured by BAM)	200,000	223,414
Total South Carolina (Cost $4,650,797)		4,839,756	0.9%

South Dakota
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)	3,260,000	3,371,557
South Dakota Board of Regents Housing & Auxiliary Facilities System,
4.375%, 04/01/2036 (Callable 04/01/2021)(Partially Pre-refunded)	150,000	153,480
South Dakota Housing Development Authority:
3.375%, 05/01/2033 (Callable 05/01/2022)	350,000	356,671
4.000%, 05/01/2049 (Callable 05/01/2028)	2,430,000	2,618,350
Total South Dakota (Cost $6,595,445)		6,500,058	1.2%

Tennessee
Chattanooga Health Educational & Housing Facility Board:
4.000%, 08/01/2044 (Callable 08/01/2029)	1,650,000	1,645,413
5.250%, 01/01/2045 (Pre-refunded to 01/01/2023)	385,000	425,791
City of Jackson TN:
5.000%, 04/01/2029 (Callable 04/01/2025)	555,000	641,746
5.000%, 04/01/2036 (Callable 04/01/2025)	4,100,000	4,606,719
City of Memphis TN:
5.000%, 12/01/2032 (Callable 12/01/2024)	530,000	612,945
4.000%, 12/01/2033 (Callable 12/01/2027)	480,000	553,291
County of Warren TN,
4.000%, 06/01/2029 (Callable 06/01/2026)(Insured by AGM)	150,000	170,777
Greeneville Health & Educational Facilities Board,
1.450%, 12/01/2022 (Mandatory Tender Date 12/01/2021) (1)	1,000,000	996,070
Knox County Health Educational & Housing Facility Board:
5.000%, 04/01/2022	200,000	212,214
5.000%, 01/01/2026 (Callable 01/01/2023)	145,000	158,009
Nashville & Davidson County Metropolitan Government:
3.000%, 10/01/2024	340,000	335,801
1.550%, 11/15/2030 (Mandatory Tender Date 11/03/2020) (1)	255,000	254,674
Tennessee Energy Acquisition Corp.:
5.625%, 09/01/2026	75,000	85,566
5.000%, 02/01/2027	85,000	93,910
4.000%, 11/01/2049 (Callable 08/01/2025)(Mandatory Tender Date 11/01/2025) (1)	710,000	737,917
Tennessee Housing Development Agency:
3.600%, 01/01/2031 (Callable 01/01/2023)	1,795,000	1,859,279
3.550%, 07/01/2039 (Callable 07/01/2024)	270,000	278,170
4.000%, 01/01/2042 (Callable 07/01/2026)	230,000	244,023
3.800%, 07/01/2043 (Callable 01/01/2022)	230,000	235,242
4.000%, 07/01/2043 (Callable 01/01/2023)	180,000	185,834
4.000%, 07/01/2045 (Callable 01/01/2025)	135,000	141,461
3.500%, 01/01/2047 (Callable 01/01/2026)	90,000	93,948
4.500%, 07/01/2049 (Callable 01/01/2028)	940,000	1,028,952
4.250%, 01/01/2050 (Callable 07/01/2028)	985,000	1,071,720
Total Tennessee (Cost $16,461,000)		16,669,472	3.1%

Texas
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2028 (Callable 08/15/2026)(PSF Guaranteed)	250,000	282,190
4.000%, 08/01/2033 (Callable 08/01/2028)(PSF Guaranteed)	180,000	209,450
5.000%, 02/15/2038 (Callable 02/15/2025)(PSF Guaranteed)	295,000	332,839
Bexar County Health Facilities Development Corp.:
5.000%, 07/15/2021	145,000	147,704
5.000%, 07/15/2021	250,000	254,662
5.000%, 07/15/2022	235,000	242,250
Brazoria County Toll Road Authority,
0.000%, 03/01/2043 (Callable 03/01/2030) (5)	305,000	283,446
Burleson Independent School District,
2.500%, 02/01/2047 (Mandatory Tender Date 08/01/2022)(PSF Guaranteed) (1)	675,000	685,510
Central Texas Turnpike System,
5.000%, 08/15/2042 (Mandatory Tender Date 04/01/2020) (1)	200,000	200,000
Cinco Municipal Utility District,
4.000%, 12/01/2021 (Insured by AGM)	375,000	391,860
City of Brownsville TX,
4.000%, 09/01/2029 (Callable 09/01/2026)(Insured by AGM)	170,000	190,269
City of Greenville TX:
5.000%, 02/15/2034 (Callable 02/15/2024)	200,000	223,626
5.000%, 02/15/2035 (Callable 02/15/2024)	175,000	195,325
City of Houston TX,
5.500%, 12/01/2029 (ETM)(Insured by NATL)	500,000	635,325
City of Round Rock TX,
4.000%, 12/01/2024	205,000	227,007
City of San Antonio TX,
2.750%, 02/01/2048 (Mandatory Tender Date 12/01/2022) (1)	1,500,000	1,535,415
City of Tyler TX,
5.000%, 09/01/2029 (Callable 09/01/2025)	150,000	177,509
Clifton Higher Education Finance Corp.:
4.000%, 08/15/2030 (Callable 08/15/2026)(PSF Guaranteed)	700,000	794,640
5.000%, 08/15/2034 (Callable 08/15/2026)(PSF Guaranteed)	1,000,000	1,181,340
County of Harris TX,
5.000%, 08/15/2029 (Callable 08/15/2022)	150,000	162,629
County of Williamson TX,
5.000%, 02/15/2028 (Callable 02/15/2025)	90,000	105,491
Crane County Water District,
5.000%, 02/15/2023	250,000	275,105
Danbury Higher Education Authority, Inc.:
4.000%, 02/15/2027 (PSF Guaranteed)	200,000	227,950
4.000%, 02/15/2028 (Callable 02/15/2027)(PSF Guaranteed)	200,000	230,796
4.000%, 02/15/2030 (Callable 02/15/2027)(PSF Guaranteed)	200,000	228,214
4.000%, 02/15/2031 (Callable 02/15/2027)(PSF Guaranteed)	200,000	227,288
5.000%, 02/15/2047 (Callable 02/15/2022)(PSF Guaranteed)	500,000	529,685
DeSoto Independent School District,
0.000%, 08/15/2029 (Callable 08/15/2020)(PSF Guaranteed)	75,000	48,501
Ferris Independent School District,
5.000%, 08/15/2029 (Callable 08/15/2026)(PSF Guaranteed)	560,000	674,195
Fort Bend County Municipal Utility District No. 155,
4.000%, 09/01/2033 (Callable 09/01/2023)(Insured by AGM)	230,000	242,894
Fort Bend County Municipal Utility District No. 30,
4.000%, 09/01/2023 (Insured by BAM)	295,000	317,745
Fort Bend Independent School District:
5.000%, 08/15/2030 (Callable 08/15/2026)(PSF Guaranteed)	100,000	121,065
1.350%, 08/01/2042 (Mandatory Tender Date 08/01/2020)(PSF Guaranteed) (1)	950,000	949,211
1.950%, 08/01/2049 (Mandatory Tender Date 08/01/2022)(PSF Guaranteed) (1)	500,000	501,200
Grand Parkway Transportation Corp.:
0.000%, 10/01/2034 (Callable 10/01/2028) (5)	40,000	44,304
0.000%, 10/01/2036 (Callable 10/01/2028) (5)	305,000	336,107
0.000%, 10/01/2046 (Callable 10/01/2028) (5)	785,000	855,571
0.000%, 10/01/2047 (Callable 10/01/2028) (5)	1,340,000	1,462,020
0.000%, 10/01/2048 (Callable 10/01/2028) (5)	370,000	403,182
Harris County Cultural Education Facilities Finance Corp.:
5.000%, 12/01/2026 (Callable 12/01/2024)	100,000	113,063
5.000%, 12/01/2035 (Pre-refunded to 12/01/2022)	495,000	546,223
Harris County Municipal Utility District No. 371,
4.000%, 09/01/2032 (Callable 09/01/2023)(Insured by BAM)	370,000	392,818
Harris County Municipal Utility District No. 500,
3.000%, 12/01/2022 (Insured by AGM)	175,000	181,934
Harris County Municipal Utility District No. 71,
4.000%, 09/01/2028 (Callable 09/01/2023)(Insured by BAM)	250,000	269,535
Harris County-Houston Sports Authority,
5.000%, 11/15/2026 (Callable 11/15/2024)(Insured by AGM)	135,000	155,093
Lake Travis Independent School District:
2.280%, 02/15/2048 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	35,000	35,952
2.280%, 02/15/2048 (Mandatory Tender Date 02/15/2022)(PSF Guaranteed) (1)	165,000	168,039
2.625%, 02/15/2048 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	25,000	25,680
Laredo Community College District,
5.000%, 08/01/2028 (Callable 08/01/2027)(Insured by BAM)	250,000	306,983
Leander Independent School District:
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	180,000	77,096
0.000%, 08/15/2040 (Callable 08/15/2024)(PSF Guaranteed)	20,000	8,513
Mansfield Independent School District,
2.500%, 08/01/2042 (Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	800,000	809,432
Matagorda County Navigation District No. 1,
4.400%, 05/01/2030 (Insured by AMBAC)	370,000	416,631
Montgomery County Municipal Utility District No. 119:
4.000%, 04/01/2023 (Insured by BAM)	200,000	214,110
4.000%, 04/01/2024 (Insured by BAM)	200,000	217,902
Navasota Independent School District,
5.000%, 02/15/2048 (Callable 02/15/2025)(PSF Guaranteed)	2,600,000	2,967,042
New Hope Cultural Education Facilities Finance Corp.:
4.000%, 04/01/2020	175,000	175,000
3.625%, 08/15/2022 (Callable 08/15/2021) (3)	215,000	208,462
North Texas Tollway Authority:
5.000%, 01/01/2024	100,000	113,088
5.000%, 01/01/2033 (Callable 01/01/2026)	675,000	777,458
5.000%, 01/01/2034 (Callable 01/01/2025)	95,000	107,642
5.500%, 09/01/2041 (Pre-refunded to 09/01/2021)	280,000	297,153
0.000%, 09/01/2043 (Pre-refunded to 09/01/2031) (5)	495,000	637,674
0.000%, 09/01/2045 (Pre-refunded to 09/01/2031) (5)	40,000	55,969
Northeast Travis County Utility District:
0.000%, 09/01/2023 (Insured by BAM)	275,000	258,096
3.000%, 09/01/2027 (Insured by BAM)	170,000	182,685
Rio Vista Independent School District,
4.000%, 08/15/2028 (Callable 08/15/2025)(Insured by BAM)	125,000	139,471
Rosebud-Lott Independent School District:
5.500%, 02/15/2030 (Callable 02/15/2025)(PSF Guaranteed)	100,000	118,575
5.500%, 02/15/2031 (Callable 02/15/2025)(PSF Guaranteed)	100,000	118,266
Round Rock Independent School District,
1.500%, 08/01/2040 (Callable 08/01/2020)(Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	400,000	399,472
Royse City Independent School District,
5.000%, 02/15/2038 (Callable 08/15/2020)(PSF Guaranteed)	200,000	202,534
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2022	160,000	169,957
San Antonio Public Facilities Corp.,
4.000%, 09/15/2034 (Callable 09/15/2022)	1,370,000	1,441,692
San Juan Higher Education Finance Authority,
5.125%, 08/15/2020	190,000	192,652
Sedona Lakes Municipal Utility District No. 1,
4.000%, 09/01/2026 (Callable 09/01/2025)(Insured by BAM)	85,000	94,284
Sterling Independent School District,
3.000%, 02/15/2028 (Callable 02/15/2024)(PSF Guaranteed)	190,000	199,487
Texas Department of Housing & Community Affairs,
4.750%, 01/01/2049 (Callable 07/01/2028)	4,225,000	4,672,892
Texas Municipal Gas Acquisition & Supply Corp. I,
6.250%, 12/15/2026	1,510,000	1,663,008
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2026 (Callable 12/15/2022)	190,000	198,630
5.000%, 12/15/2028 (Callable 12/15/2022)	575,000	598,402
5.000%, 12/15/2029 (Callable 12/15/2022)	1,000,000	1,038,310
Texas Municipal Power Agency,
5.000%, 09/01/2047 (Callable 09/01/2020)	500,000	506,305
Tioga Independent School District Public Facility Corp.:
3.250%, 08/15/2027 (Callable 08/15/2024)	200,000	194,110
4.000%, 08/15/2041 (Callable 08/15/2024)	825,000	789,484
Town of Providence Village TX,
4.000%, 03/01/2025 (Insured by BAM)	105,000	116,088
Travis County Municipal Utility District No. 4,
4.000%, 09/01/2035 (Callable 09/01/2022)(Insured by AGM)	615,000	644,323
United Independent School District,
5.000%, 08/15/2036 (Callable 08/15/2028)(PSF Guaranteed)	255,000	320,007
Upper Trinity Regional Water District,
5.000%, 08/01/2032 (Callable 08/01/2028)(Insured by BAM)	240,000	296,966
Viridian Municipal Management District:
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by AGM)	315,000	338,987
4.000%, 12/01/2028 (Callable 12/01/2023)(Insured by AGM)	470,000	502,172
6.000%, 12/01/2035 (Callable 12/01/2024)(Insured by BAM)	90,000	107,539
Washington County Junior College District,
5.000%, 10/01/2028 (Callable 04/01/2026)(Insured by BAM)	500,000	592,950
Wimberley Independent School District,
4.000%, 08/15/2031 (Callable 08/15/2027)(PSF Guaranteed)	330,000	382,793
Total Texas (Cost $40,972,214)		41,892,149	7.9%

Utah
Jordan Valley Water Conservancy District:
5.000%, 10/01/2032 (Callable 10/01/2026)	250,000	301,362
5.000%, 10/01/2033 (Callable 10/01/2026)	350,000	420,473
Midvale Utah Redevelopment Agency,
5.000%, 05/01/2027	290,000	359,182
Salt Lake City Corp.:
5.000%, 07/01/2030 (Callable 07/01/2027)	155,000	183,653
5.000%, 07/01/2031 (Callable 07/01/2027)	250,000	294,848
South Ogden Conservation District,
4.000%, 02/01/2031 (Callable 02/01/2022)(Insured by MAC)	295,000	306,567
Timpanogos Special Service District,
4.000%, 06/01/2029 (Callable 06/01/2024)	50,000	54,543
Utah Charter School Finance Authority:
5.000%, 04/15/2027 (Callable 04/15/2026)(Insured by UT CSCE)	365,000	433,003
5.000%, 04/15/2028 (Callable 04/15/2026)(Insured by UT CSCE)	720,000	851,421
5.000%, 10/15/2036 (Callable 04/15/2023)(Insured by UT CSCE)	700,000	754,446
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)	520,000	603,294
5.000%, 10/15/2043 (Callable 10/15/2027)(Insured by UT CSCE)	1,000,000	1,190,190
Utah Housing Corp.:
2.000%, 07/01/2021 (Mandatory Tender Date 01/01/2021)(Insured by GNMA) (1)	400,000	401,720
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	275,000	290,133
Utah Infrastructure Agency:
5.000%, 10/15/2026	140,000	167,759
5.000%, 10/15/2027	125,000	152,974
Utah Transit Authority,
5.000%, 12/15/2029 (Callable 06/15/2028)	75,000	94,528
Total Utah (Cost $6,650,104)		6,860,096	1.3%

Vermont
City of Burlington VT,
5.000%, 07/01/2028 (Callable 07/01/2027)	275,000	336,672
Vermont Economic Development Authority,
2.000%, 07/01/2020 (Callable 05/01/2020)	650,000	649,773
Vermont Educational & Health Buildings Financing Agency,
5.000%, 12/01/2035 (Callable 06/01/2026)	710,000	830,785
Vermont Housing Finance Agency,
3.650%, 11/01/2032 (Callable 11/01/2024)	120,000	126,667
Vermont Public Power Supply Authority,
4.000%, 07/01/2020	335,000	336,792
Total Vermont (Cost $2,236,345)		2,280,689	0.4%

Virgin Islands
Virgin Islands Public Finance Authority,
5.000%, 09/01/2020 (3)	400,000	402,524
Total Virgin Islands (Cost $404,835)		402,524	0.1%

Virginia
City of Norfolk VA,
2.500%, 10/01/2046 (Pre-refunded to 10/01/2022) (1)	25,000	25,860
City of Petersburg VA,
4.000%, 11/01/2025 (Callable 11/01/2022)(Insured by ST AID)	340,000	361,348
Virginia Housing Development Authority,
3.450%, 04/01/2038 (Callable 10/01/2022)	3,000,000	3,081,540
Total Virginia (Cost $3,428,818)		3,468,748	0.7%

Washington
Clark & Skamania Counties School District No. 112-6,
5.000%, 12/01/2031 (Callable 06/01/2025)(Insured by SCH BD GTY)	160,000	188,459
Energy Northwest,
5.000%, 07/01/2030 (Callable 07/01/2028)	600,000	740,130
King County Public Hospital District No. 1,
5.000%, 12/01/2029 (Callable 12/01/2028)	680,000	829,518
Lewis County School District No. 302,
5.000%, 12/01/2031 (Callable 06/01/2025)(Insured by SCH BD GTY)	235,000	275,394
Pacific County School District No. 118,
4.000%, 12/01/2025 (Insured by SCH BD GTY)	215,000	243,296
Pend Oreille County Public Utility District No. 1,
5.000%, 01/01/2022	500,000	526,030
State of Washington:
5.000%, 02/01/2029 (Callable 02/01/2022)	160,000	170,565
5.000%, 02/01/2038 (Callable 02/01/2024)	645,000	723,264
5.000%, 07/01/2042 (Callable 07/01/2028)	1,330,000	1,602,717
Washington Biomedical Research Properties 3.2,
5.000%, 01/01/2037 (Callable 07/01/2025)	100,000	115,689
Washington State Housing Finance Commission:
3.700%, 12/01/2033 (Callable 06/01/2024)	85,000	86,043
3.700%, 12/01/2034 (Callable 06/01/2025)	45,000	48,164
4.000%, 06/01/2049 (Callable 06/01/2028)	500,000	539,190
Total Washington (Cost $5,802,473)		6,088,459	1.1%

Wisconsin
Milwaukee Redevelopment Authority:
5.000%, 11/15/2030 (Callable 11/15/2026)	225,000	268,241
5.000%, 11/15/2032 (Callable 11/15/2026)	175,000	207,672
Public Finance Authority:
4.000%, 12/01/2020 (3)	650,000	651,196
4.000%, 01/01/2021	435,000	440,824
5.000%, 10/01/2024 (3)	3,000,000	3,272,070
3.000%, 04/01/2025 (3)	425,000	410,410
5.000%, 06/15/2025	220,000	244,209
0.000%, 09/01/2028 (Pre-refunded to 09/01/2026)	75,000	62,139
Southeast Wisconsin Professional Baseball Park District,
0.000%, 12/15/2023 (ETM)(Insured by NATL)	25,000	23,785
University of Wisconsin Hospitals & Clinics,
5.000%, 04/01/2038 (Callable 04/01/2023)	830,000	876,430
Village of Mount Pleasant WI:
5.000%, 04/01/2036 (Callable 04/01/2028)	1,000,000	1,225,390
4.000%, 04/01/2037 (Callable 04/01/2028)	1,000,000	1,128,270
5.000%, 04/01/2048 (Callable 04/01/2028)	1,435,000	1,719,790
Wisconsin Center District:
5.250%, 12/15/2023 (Insured by AGM)	255,000	276,767
0.000%, 12/15/2027 (Insured by NATL)	220,000	190,386
5.000%, 12/15/2027 (Callable 06/15/2026)	500,000	598,310
5.250%, 12/15/2027 (Insured by AGM)	255,000	304,807
5.000%, 12/15/2028 (Callable 06/15/2026)	185,000	221,014
5.000%, 12/15/2030 (Callable 12/15/2022)	395,000	429,657
5.000%, 12/15/2031 (Callable 06/15/2026)	300,000	356,262
Wisconsin Health & Educational Facilities Authority:
5.000%, 03/01/2021	150,000	152,544
5.000%, 03/01/2022	125,000	129,429
5.000%, 11/01/2022	120,000	122,232
5.000%, 07/01/2023	165,000	183,876
5.000%, 11/01/2023	125,000	127,912
5.000%, 07/01/2024	250,000	286,963
5.000%, 11/01/2024	155,000	159,267
4.000%, 09/15/2025 (Callable 09/15/2023)	200,000	197,012
5.000%, 11/01/2025	245,000	252,318
5.000%, 07/01/2026 (Callable 07/01/2024)	50,000	57,345
2.250%, 11/01/2026 (Callable 11/01/2021)	750,000	703,747
5.000%, 02/15/2027 (Pre-refunded to 08/15/2025)	100,000	119,071
4.000%, 07/15/2028 (Pre-refunded to 07/15/2021)	185,000	191,926
5.000%, 08/15/2028 (Callable 08/15/2023)	1,000,000	1,102,640
5.000%, 12/01/2028 (Callable 11/01/2026)	45,000	54,099
5.000%, 08/15/2029 (Callable 08/15/2027)	170,000	209,535
5.000%, 12/15/2030 (Callable 12/15/2024)	480,000	553,742
5.000%, 02/15/2032 (Callable 02/15/2022)	670,000	706,053
5.000%, 04/01/2032 (Callable 10/01/2022)	290,000	309,523
5.250%, 10/15/2039 (Callable 10/15/2021)	460,000	468,464
Wisconsin Housing & Economic Development Authority:
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)	1,520,000	1,611,641
4.250%, 03/01/2049 (Callable 09/01/2028)	1,920,000	2,096,198
Total Wisconsin (Cost $22,314,082)		22,703,166	4.3%

Wyoming
Wyoming Community Development Authority:
3.000%, 12/01/2044 (Callable 06/01/2024)	90,000	91,925
4.000%, 12/01/2048 (Callable 06/01/2028)	1,890,000	2,032,223
Total Wyoming (Cost $2,098,055)		2,124,148	0.4%
Total Municipal Bonds (Cost $509,965,314)		524,734,228	98.5%
Total Long-Term Investments (Cost $509,965,314)		524,734,228	98.5%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Federated Institutional Tax-Free Cash Trust, Premier Shares, 4.16% (4)	805,553	805,553
Total Short-Term Investment (Cost $805,553)		805,553	0.2%
Total Investments (Cost $510,770,867)		525,539,781	98.7%
Other Assets in Excess of Liabilities		6,923,130	1.3%
TOTAL NET ASSETS		$532,462,911	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program
ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association

(1)	Variable rate security. The rate reported is the rate in effect as of March 31, 2020.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2020.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2020, the value of these securities total $16,995,801, which represents 3.19% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond or group of securities contain a step-up bond; the interest rate shown is the rate in effect as of March 31, 2020.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(7)
Auction rate security. An auction rate security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, March 31, 2020 (Unaudited)
Summary of Fair Value Exposure at March 31, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$524,734,228	$–	$524,734,228
Total Long-Term Investments	–	524,734,228	–	524,734,228
Short-Term Investment
Money Market Mutual Fund	805,553	–	–	805,553
Total Short-Term Investment	805,553	–	–	805,553
Total Investments	$805,553	$524,734,228	$–	$525,539,781

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.